UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-06114

Cavanal Hill Funds
 (Exact name of registrant as specified in charter)

4400 Easton Commons, Suite 200, Columbus, OH 43219
(Address of principal executive offices)                       (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800)-762-7085

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

A Shares

AABOX

Bond Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$74	0.73%

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Value of a $10,000 Investment

	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,402	$10,597	$10,630
Aug 17	$10,354	$10,649	$10,754
Aug 18	$10,218	$10,537	$10,636
Aug 19	$11,149	$11,609	$11,717
Aug 20	$11,714	$12,360	$12,521
Aug 21	$11,756	$12,350	$12,673
Aug 22	$10,389	$10,928	$11,168
Aug 23	$10,242	$10,797	$11,086
Aug 24	$11,013	$11,585	$11,969
Aug 25	$11,285	$11,949	$12,392

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	2.47%	-0.74%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Credit Rating

(as a % of Net Assets)

Other 2.2%
A 2.6%
AAA 2.7%
A+ 2.8%
A- 4.5%
BBB+ 5.0%
A-1+ 30.8%
BBB 9.6%
AA+ 17.3%
NR 22.2%

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AABOX

Bond Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.49%

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Value of a $10,000 Investment

	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,439	$10,597	$10,630
Aug 17	$10,396	$10,649	$10,754
Aug 18	$10,295	$10,537	$10,636
Aug 19	$11,250	$11,609	$11,717
Aug 20	$11,850	$12,360	$12,521
Aug 21	$11,910	$12,350	$12,673
Aug 22	$10,559	$10,928	$11,168
Aug 23	$10,434	$10,797	$11,086
Aug 24	$11,248	$11,585	$11,969
Aug 25	$11,554	$11,949	$12,392

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	2.72%	-0.50%	1.46%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Credit Rating

(as a % of Net Assets)

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APBDX

Bond Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$74	0.73%

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Value of a $10,000 Investment

	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,433	$10,597	$10,630
Aug 17	$10,373	$10,649	$10,754
Aug 18	$10,235	$10,537	$10,636
Aug 19	$11,152	$11,609	$11,717
Aug 20	$11,717	$12,360	$12,521
Aug 21	$11,759	$12,350	$12,673
Aug 22	$10,392	$10,928	$11,168
Aug 23	$10,244	$10,797	$11,086
Aug 24	$11,016	$11,585	$11,969
Aug 25	$11,288	$11,949	$12,392

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	2.47%	-0.74%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Credit Rating

(as a % of Net Assets)

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APBDX

Bond Fund

Annual Shareholder Report

August 31, 2025

Administrative Shares

APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$69	0.68%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

Government Securities Money Market Fund (Administrative Shares)
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,015
Aug 18	$10,106
Aug 19	$10,285
Aug 20	$10,349
Aug 21	$10,350
Aug 22	$10,379
Aug 23	$10,780
Aug 24	$11,297
Aug 25	$11,745

Average Annual Total Returns

	1 Year	5 Year	10 Year
Administrative Shares	3.96%	2.56%	1.62%

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

Government Securities Money Market Fund (Institutional Shares)
Aug 15	$10,000
Aug 16	$10,005
Aug 17	$10,042
Aug 18	$10,163
Aug 19	$10,372
Aug 20	$10,457
Aug 21	$10,458
Aug 22	$10,497
Aug 23	$10,936
Aug 24	$11,509
Aug 25	$12,015

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	4.40%	2.82%	1.85%

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Premier Shares

APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$69	0.68%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

Government Securities Money Market Fund (Premier Shares)
Aug 15	$10,000
Aug 16	$10,007
Aug 17	$10,047
Aug 18	$10,171
Aug 19	$10,383
Aug 20	$10,471
Aug 21	$10,472
Aug 22	$10,512
Aug 23	$10,947
Aug 24	$11,472
Aug 25	$11,926

Average Annual Total Returns

	1 Year	5 Year	10 Year
Premier Shares	3.96%	2.64%	1.78%

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Premier Shares

 APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Select Shares

APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561
Aug 25	$12,079

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Select Shares	4.48%	2.87%	2.13%

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2025

A Shares

AALIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to August 31, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$145	1.35%

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Value of a $10,000 Investment

	Hedged Equity Income Fund (A Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$12,227	$11,494
Aug 22	$10,170	$10,855	$10,735
Aug 23	$10,852	$12,585	$11,812
Aug 24	$11,977	$16,000	$13,413
Aug 25	$13,751	$18,541	$14,449

Average Annual Total Returns

	1 Year	Since Inception
A Shares	14.81%	7.05%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AALIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AILIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to August 31, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$118	1.10%

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Value of a $10,000 Investment

	Hedged Equity Income Fund (Institutional Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$12,227	$11,494
Aug 22	$10,216	$10,855	$10,735
Aug 23	$10,923	$12,585	$11,812
Aug 24	$12,106	$16,000	$13,413
Aug 25	$13,921	$18,541	$14,449

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares	15.00%	7.33%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AILIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APLIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to August 31, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$145	1.35%

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Value of a $10,000 Investment

	Hedged Equity Income Fund (Investor Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$12,227	$11,494
Aug 22	$10,176	$10,855	$10,735
Aug 23	$10,848	$12,585	$11,812
Aug 24	$11,993	$16,000	$13,413
Aug 25	$13,757	$18,541	$14,449

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares	14.71%	7.06%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APLIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2025

A Shares

AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$77	0.75%

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Value of a $10,000 Investment

	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,123	$10,597	$10,243
Aug 17	$10,267	$10,649	$10,339
Aug 18	$10,281	$10,537	$10,300
Aug 19	$10,751	$11,609	$10,916
Aug 20	$11,151	$12,360	$11,425
Aug 21	$11,197	$12,350	$11,476
Aug 22	$10,567	$10,928	$10,808
Aug 23	$10,686	$10,797	$10,938
Aug 24	$11,505	$11,585	$11,672
Aug 25	$11,966	$11,949	$12,234

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	4.01%	1.42%	1.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Credit Rating

(as a % of Net Assets)

Other 4.4%
BBB+ 2.6%
A 2.8%
BBB- 7.8%
BBB 10.4%
NR 41.4%
AA+ 12.4%
A-1+ 17.4%

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.50%

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Value of a $10,000 Investment

	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,148	$10,597	$10,243
Aug 17	$10,319	$10,649	$10,339
Aug 18	$10,358	$10,537	$10,300
Aug 19	$10,870	$11,609	$10,916
Aug 20	$11,291	$12,360	$11,425
Aug 21	$11,364	$12,350	$11,476
Aug 22	$10,738	$10,928	$10,808
Aug 23	$10,906	$10,797	$10,938
Aug 24	$11,781	$11,585	$11,672
Aug 25	$12,284	$11,949	$12,234

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	4.27%	1.70%	2.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Credit Rating

(as a % of Net Assets)

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$77	0.75%

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Value of a $10,000 Investment

	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,119	$10,597	$10,243
Aug 17	$10,257	$10,649	$10,339
Aug 18	$10,264	$10,537	$10,300
Aug 19	$10,732	$11,609	$10,916
Aug 20	$11,120	$12,360	$11,425
Aug 21	$11,178	$12,350	$11,476
Aug 22	$10,539	$10,928	$10,808
Aug 23	$10,679	$10,797	$10,938
Aug 24	$11,507	$11,585	$11,672
Aug 25	$11,969	$11,949	$12,234

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	4.01%	1.48%	1.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Credit Rating

(as a % of Net Assets)

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2025

A Shares

AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$103	1.01%

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020
Aug 25	$11,582	$11,273	$12,756

Average Annual Total Returns

	1 Year	5 Year	Since Inception
A Shares	3.59%	0.03%	1.93%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.76%

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020
Aug 25	$11,806	$11,273	$12,756

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares	3.85%	0.27%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$103	1.01%

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Value of a $10,000 Investment

	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020
Aug 25	$11,622	$11,273	$12,756

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares	3.59%	0.01%	1.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2025

Administrative Shares

APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$67	0.66%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

U.S. Treasury Fund (Administrative Shares)
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,009
Aug 18	$10,088
Aug 19	$10,253
Aug 20	$10,309
Aug 21	$10,309
Aug 22	$10,331
Aug 23	$10,714
Aug 24	$11,229
Aug 25	$11,668

Average Annual Total Returns

	1 Year	5 Year	10 Year
Administrative Shares	3.91%	2.51%	1.55%

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

U.S. Treasury Fund (Institutional Shares)
Aug 15	$10,000
Aug 16	$10,003
Aug 17	$10,038
Aug 18	$10,160
Aug 19	$10,369
Aug 20	$10,452
Aug 21	$10,453
Aug 22	$10,488
Aug 23	$10,923
Aug 24	$11,496
Aug 25	$11,996

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	4.34%	2.79%	1.84%

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

Select Shares

APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Value of a $10,000 Investment

U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467
Aug 25	$11,975

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Select Shares	4.43%	2.85%	2.38%

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2025

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117
Aug 25	$10,866	$11,523	$11,480

Average Annual Total Returns

	1 Year	5 Year	Since Inception
A Shares	2.77%	1.45%	1.09%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.35%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117
Aug 25	$11,206	$11,523	$11,480

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares	3.03%	1.69%	1.49%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Value of a $10,000 Investment

	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117
Aug 25	$10,989	$11,523	$11,480

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares	2.94%	1.47%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2025

A Shares

AAWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$128	1.15%

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Value of a $10,000 Investment

	World Energy Fund (A Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,159	$11,255	$10,624
Aug 17	$9,566	$13,083	$10,695
Aug 18	$11,324	$15,655	$13,067
Aug 19	$8,113	$16,112	$10,786
Aug 20	$7,616	$19,647	$7,532
Aug 21	$11,144	$25,770	$10,204
Aug 22	$15,995	$22,876	$15,888
Aug 23	$17,718	$26,524	$18,106
Aug 24	$18,357	$33,721	$19,666
Aug 25	$22,637	$39,076	$20,798

Average Annual Total Returns

	1 Year	5 Year	10 Year
A Shares	23.31%	24.34%	8.51%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

C Shares

ACWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$211	1.90%

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Value of a $10,000 Investment

	World Energy Fund (C Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,099	$11,255	$10,624
Aug 17	$9,433	$13,083	$10,695
Aug 18	$11,085	$15,655	$13,067
Aug 19	$7,890	$16,112	$10,786
Aug 20	$7,347	$19,647	$7,532
Aug 21	$10,672	$25,770	$10,204
Aug 22	$15,198	$22,876	$15,888
Aug 23	$16,707	$26,524	$18,106
Aug 24	$17,178	$33,721	$19,666
Aug 25	$21,019	$39,076	$20,798

Average Annual Total Returns

	1 Year	5 Year	10 Year
C Shares	22.36%	23.40%	7.71%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

C Shares

 ACWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Institutional Shares

AIWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.90%

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Value of a $10,000 Investment

	World Energy Fund (Institutional Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,209	$11,255	$10,624
Aug 17	$9,628	$13,083	$10,695
Aug 18	$11,430	$15,655	$13,067
Aug 19	$8,215	$16,112	$10,786
Aug 20	$7,730	$19,647	$7,532
Aug 21	$11,346	$25,770	$10,204
Aug 22	$16,317	$22,876	$15,888
Aug 23	$18,114	$26,524	$18,106
Aug 24	$18,824	$33,721	$19,666
Aug 25	$23,260	$39,076	$20,798

Average Annual Total Returns

	1 Year	5 Year	10 Year
Institutional Shares	23.57%	24.65%	8.81%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Investor Shares

APWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

Fund Overview

This Annual shareholder report contains important information about World Energy Fund for the year of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$128	1.15%

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Value of a $10,000 Investment

	World Energy Fund (Investor Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,166	$11,255	$10,624
Aug 17	$9,570	$13,083	$10,695
Aug 18	$11,319	$15,655	$13,067
Aug 19	$8,119	$16,112	$10,786
Aug 20	$7,616	$19,647	$7,532
Aug 21	$11,157	$25,770	$10,204
Aug 22	$15,997	$22,876	$15,888
Aug 23	$17,712	$26,524	$18,106
Aug 24	$18,363	$33,721	$19,666
Aug 25	$22,633	$39,076	$20,798

Average Annual Total Returns

	1 Year	5 Year	10 Year
Investor Shares	23.26%	24.34%	8.51%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APWEX

World Energy Fund

Annual Shareholder Report

August 31, 2025

(b)           Not applicable.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is William H. Wilson Jr., who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2025                                       2024
(a)           Audit Fees                                                                                                                             $128,590                              $116,905

                                                                                                                                                                2025                                       2024
(b)           Audit-Related Fees*                                                                                                           $41,725                                 $47,925

*              2024 fees are related to three security count reports required by Rule 17f-2 under the Investment Company Act of 1940, as amended and consents on the N-14 filing. 2025 fees are related to three security count reports required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

                                                                                                                                                                2025                                       2024
(c)           Tax Fees*                                                                                                                              $37,199                                 $43,818

*              Fees in both years are related to preparation of federal income and excise tax returns, state tax returns and review of capital gain distribution calculations. 2024 fees also include review of the final income tax provision calculation and preparation of the final tax return for Cavanal Hill Opportunistic Fund and review of the final income tax provision calculation, preparation of the final tax return and review of the tax-free merger opinion for Cavanal Hill Moderate Duration Fund.

                                                                                                                                                                2025                                       2024
(d)           All Other Fees                                                                                                                      $__                                          $__

(e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)      Percent of services described in items (b) which were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for each of the last two fiscal years were as follows:
                                                                                                                                                                2025                                       2024
                                                                                                                                                                100%                                     100%

(f)            All of the work in connection with the audit of the Registrant during the years ended August 31, 2024 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)           The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2025                                       2024
                                                                                                                                                                $78,924                                 $91,743

(h)           The percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:
                                                                                                                                                                2025                                       2024
                                                                                                                                                                0%                                          0%
(i)            Not applicable.

(j)            Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

August 31, 2025
Annual Financial
Statements and Other
Information
U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
World Energy Fund
Hedged Equity Income Fund

Table of Contents

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended
June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form
N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the
funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and
Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.
Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.
Statements of Assets and Liabilities
2
Statements of Operations
5
Statements of Changes in Net Assets
8
Schedules of Portfolio Investments
12
Notes to the Financial Statements
35
Financial Highlights
45
Report of Independent Registered Public Accounting Firm
61
Additional Fund Information (Unaudited)
63

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2025
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Assets:
Investments, at cost ..................................................................................................................
$ 649,657,391 $ 1,395,085,429
Investments, at value .................................................................................................................
649,657,391 1,395,085,429
Repurchase agreements, at value/cost .................................................................................................
1,200,000,000 1,740,000,000
Total Investments ..............................................................................................................
1,849,657,391 3,135,085,429
Interest and dividends receivable .....................................................................................................
1,285,885 5,752,184
Receivable for capital shares reinvested ...............................................................................................
7,798 2,659,066
Receivable for investments sold .......................................................................................................
35,000,000 50,000,000
Prepaid expenses and other assets ....................................................................................................
20,769 200,594
Total Assets ....................................................................................................................
1,885,971,843 3,193,697,273
Liabilities:
Distributions payable .................................................................................................................
5,797,180 10,088,970
Accrued expenses and other payables:
Investment advisory fees ..........................................................................................................
77,543 131,983
Administration fees ................................................................................................................
77,543 131,983
Distribution fees ...................................................................................................................
328,046 385,953
Custodian fees ....................................................................................................................
15,508 26,397
Trustee fees .......................................................................................................................
2,134 3,856
Fund accounting and compliance fees .............................................................................................
37,393 61,480
Transfer agent fees ................................................................................................................
7,910 20,088
Shareholder servicing fees ........................................................................................................
340,450 175,053
Other accrued liabilities ...........................................................................................................
58,039 94,702
Total Liabilities .................................................................................................................
6,741,746 11,120,465
Net Assets .....................................................................................................................
$ 1,879,230,097 $ 3,182,576,808
Composition of Net Assets:
Shares of beneficial interest, at par ....................................................................................................
$ 18,792 $ 31,833
Additional paid-in capital .............................................................................................................
1,879,222,343 3,182,505,637
Total distributable earnings/(loss)
(11,038) 39,338
Net Assets .....................................................................................................................
$ 1,879,230,097 $ 3,182,576,808
Net Assets:
Administrative Shares ................................................................................................................
$ 1,594,310,041 $ 746,247,952
Institutional Shares ...................................................................................................................
267,946,539 330,859,802
Select Shares .........................................................................................................................
16,973,517 1,552,318,236
Premier Shares .......................................................................................................................
— 553,150,818
Total ...........................................................................................................................
$ 1,879,230,097 $ 3,182,576,808
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares ................................................................................................................
1,594,316,734 746,577,565
Institutional Shares ...................................................................................................................
267,949,16 5 330,936,846
Select Shares .........................................................................................................................
16,973,471 1,552,615,704
Premier Shares .......................................................................................................................
— 553,179,066
Total ...........................................................................................................................
1,879,239,370 3,183,309,181
Net Asset Value, offering price & redemption price per share:
Administrative Shares ................................................................................................................
$ 1.00 $ 1.00
Institutional Shares ...................................................................................................................
$ 1.00 $ 1.00
Select Shares .........................................................................................................................
$ 1.00 $ 1.00
Premier Shares .......................................................................................................................
$ — $ 1.00

Continued

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2025
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Assets:
Investments, at cost ............................................................................................
$ 27,620,233 $ 115,676,009 $ 20,583,968
Investments in affiliates, at cost .................................................................................
2,822,563 3,109,155 147,463
Total Investments, at cost .................................................................................
30,442,796 118,785,164 20,731,431
Investments, at value ...........................................................................................
25,358,899 111,295,299 20,760,581
Investments in affiliates, at value ................................................................................
2,822,563 3,109,155 147,463
Total Investments, at value ...............................................................................
28,181,462 114,404,454 20,908,044
Cash ...........................................................................................................
— — 213,763
Interest and dividends receivable ...............................................................................
140,638 649,731 149,361
Receivable for capital shares issued .............................................................................
374 39,533 —
Receivable for capital shares reinvested .........................................................................
55,042 172,006 15,212
Receivable from adviser ........................................................................................
119,360 — 12,428
Receivable from fees waived or reimbursed .....................................................................
1,735 — 1,246
Prepaid expenses and other assets ..............................................................................
23,136 24,021 4,092
Total Assets ..............................................................................................
28,521,747 115,289,745 21,304,146
Liabilities:
Distributions payable ...........................................................................................
79,336 374,371 82,544
Payable for capital shares redeemed ............................................................................
11,531 76,722 19,821
Accrued expenses and other payables:
Investment advisory fees ....................................................................................
3,650 19,463 9,228
Administration fees ..........................................................................................
1,947 7,785 1,477
Distribution fees .............................................................................................
1,110 156 30
Custody fees ................................................................................................
243 973 185
Trustee fees .................................................................................................
28 115 21
Fund accounting and compliance fees .......................................................................
4,478 5,000 1,880
Transfer agent fees ..........................................................................................
5,695 5,900 4,982
Shareholder servicing fees ..................................................................................

Other accrued liabilities .....................................................................................
11,695 13,857 11,013
Total Liabilities ...........................................................................................
119,713 504,761 131,181
Net Assets ...............................................................................................
$ 28,402,034 $ 114,784,984 $ 21,172,965
Composition of Net Assets:
Shares of beneficial interest, at par ..............................................................................
$ 30 $ 135 $ 24
Additional paid-in capital .......................................................................................
44,401,850 132,616,492 23,511,123
Total distributable earnings/(loss)
(15,999,846) (17,831,643) (2,338,182)
Net Assets ...............................................................................................
$ 28,402,034 $ 114,784,984 $ 21,172,965
Net Assets:
Investor Shares .................................................................................................
$ 4,000,392 $ 694,894 $ 24,661
Institutional Shares .............................................................................................
23,227,637 114,046,374 21,030,637
A Shares .......................................................................................................
1,174,005 43,716 117,667
Total .....................................................................................................
$ 28,402,034 $ 114,784,984 $ 21,172,965
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares .................................................................................................
427,562 81,548 2,763
Institutional Shares .............................................................................................
2,483,738 13,418,677 2,387,276
A Shares .......................................................................................................
125,391 5,130 13,354
Total .....................................................................................................
3,036,691 13,505,355 2,403,393
Net Asset Value, offering price & redemption price per share:
Investor Shares .................................................................................................
$ 9.36 $ 8.52 $ 8.93
Institutional Shares .............................................................................................
$ 9.35 $ 8.50 $ 8.81
A Shares .......................................................................................................
$ 9.36 $ 8.52 $ 8.81
Maximum Sales Charge:
A Shares .......................................................................................................
2.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares .......................................................................................................
$ 9.55 $ 8.69 $ 8.99

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2025
Concluded
Ultra Short Tax-
Free Income Fund
World Energy
Fund
Hedged Equity
Income Fund
Assets:
Investments, at cost .......................................................................................
$ 12,222,527 $ 108,654,034 $ 20,976,072
Investments in affiliates, at cost ............................................................................
16,584 1,806,560 563,370
Total Investments, at cost ............................................................................
12,239,111 110,460,594 21,539,442
Investments, at value ......................................................................................
12,234,184 141,511,239 28,620,380
Investments in affiliates, at value ...........................................................................
16,584 1,806,560 563,370
Total Investments, at value ..........................................................................
12,250,768 143,317,799 29,183,750
Interest and dividends receivable ..........................................................................
160,392 483,853 57,724
Receivable for capital shares issued ........................................................................
5 831,194 —
Receivable for capital shares reinvested ....................................................................
10,212 — —
Receivable for investments sold ............................................................................
— — 1,335
Receivable from adviser ...................................................................................
16,570 8,725 10,118
Prepaid expenses and other assets .........................................................................
4,085 13,669 7,655
Total Assets .........................................................................................
12,442,032 144,655,240 29,260,582
Liabilities:
Written Options (Premiums received $0, $0 and $335,147, respectively) ...................................
— — 194,850
Distributions payable ......................................................................................
29,855 — —
Payable for investments purchased ........................................................................
— 873,397 —
Payable for capital shares redeemed .......................................................................
369 77,108 93
Accrued expenses and other payables:
Investment advisory fees ...............................................................................
1,576 69,275 19,294
Administration fees .....................................................................................
841 9,237 1,929
Distribution fees ........................................................................................
4 12,291 548
Custody fees ...........................................................................................
105 1,155 241
Trustee fees ............................................................................................
12 143 28
Fund accounting and compliance fees ..................................................................
651 2,939 708
Transfer agent fees .....................................................................................
5,079 8,681 5,197
Shareholder servicing fees .............................................................................
5,602 11,626 3,699
Other accrued liabilities ................................................................................
10,967 16,694 11,706
Total Liabilities ......................................................................................
55,061 1,082,546 238,293
Net Assets ..........................................................................................
$ 12,386,971 $ 143,572,694 $ 29,022,289
Composition of Net Assets:
Shares of beneficial interest, at par .........................................................................
$ 12 $ 85 $ 23
Additional paid-in capital ..................................................................................
12,375,778 120,767,043 23,552,897
Total distributable earnings/(loss)
11,181 22,805,566 5,469,369
Net Assets ..........................................................................................
$ 12,386,971 $ 143,572,694 $ 29,022,289
Net Assets:
Investor Shares ............................................................................................
$ 2,031 $ 20,432,746 $ 1,650,222
Institutional Shares ........................................................................................
12,367,103 108,569,809 26,402,289
A Shares ..................................................................................................
17,837 6,437,888 969,778
C Shares ..................................................................................................
— 8,132,251 —
Total ................................................................................................
$ 12,386,971 $ 143,572,694 $ 29,022,289
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares ............................................................................................
203 1,211,293 128,382
Institutional Shares ........................................................................................
1,231,223 6,435,879 2,057,220
A Shares ..................................................................................................
1,781 382,828 75,522
C Shares ..................................................................................................
— 490,143 —
Total ................................................................................................
1,233,207 8,520,143 2,261,124
Net Asset Value, offering price & redemption price per share:
Investor Shares ............................................................................................
$ 9.99 $ 16.87 $ 12.85
Institutional Shares ........................................................................................
$ 10.04 $ 16.87 $ 12.83
A Shares ..................................................................................................
$ 10.01 $ 16.82 $ 12.84
C Shares ..................................................................................................
$ — $ 16.59 $ —
Maximum Sales Charge:
A Shares ..................................................................................................
1.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
A Shares ..................................................................................................
$ 10.11 $ 17.16 $ 13.10

See notes to financial statements.
Statements of Operations
August 31, 2025
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Investment Income:
Interest income .......................................................................................................................
$ 72,905,731 $ 124,971,321
Dividend income .....................................................................................................................
6,673,141 12,049,433
Total income ......................................................................................................................
79,578,872 137,020,754
Expenses:
Investment advisory fees ..............................................................................................................
883,013 1,501,084
Administration fees ...................................................................................................................
883,013 1,501,084
Distribution fees - Administrative Shares ..............................................................................................
3,791,488 1,741,942
Distribution fees - Premier Shares ....................................................................................................
— 2,720,694
Shareholder servicing fees - Administrative Shares ....................................................................................
3,791,488 1,741,942
Shareholder servicing fees - Institutional Shares ......................................................................................
600,652 710,357
Shareholder servicing fees - Select Shares ............................................................................................
22,926 3,692,776
Shareholder servicing fees - Premier Shares ..........................................................................................
— 1,360,347
Fund accounting and compliance fees ................................................................................................
410,728 692,016
Transfer agent fees ....................................................................................................................
60,311 156,162
Custodian fees .......................................................................................................................
177,737 295,201
Trustee fees ...........................................................................................................................
59,494 97,795
Professional fees .....................................................................................................................
137,213 210,958
Printing fees ..........................................................................................................................
44,831 70,629
Registration fees ......................................................................................................................
26,963 573,270
Other expenses .......................................................................................................................
182,282 259,393
Total expenses before fee and expense reductions .................................................................................. 11,072,139 17,325,650
Shareholder servicing fees waived - Administrative Shares ............................................................................
(10,640) (9,683)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(408,175) (488,560)
Shareholder servicing fees waived - Select Shares ....................................................................................
(22,926) (3,692,775)
Shareholder servicing fees waived - Premier Shares ...................................................................................
— (1,360,347)
Net expenses ...................................................................................................................... 10,630,398 11,774,285
Net investment income/(loss) .........................................................................................................
68,948,474 125,246,469
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments ..............................................................................
(9,780) 40,365
Net realized/unrealized gains/(losses) on investments ..............................................................................
(9,780) 40,365
Change in net assets resulting from operations ....................................................................................
$ 68,938,694 $ 125,286,834

Continued

See notes to financial statements.
Statements of Operations
August 31, 2025
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Ultra Short Tax-
Free Income Fund
Investment Income:
Interest income ..................................................................
$ 1,153,755 $ 4,867,717 $ 1,050,331 $ 401,509
Dividend income from affiliates ..................................................
54,728 86,103 19,410 12,486
Total income .................................................................
1,208,483 4,953,820 1,069,741 413,995
Expenses:
Investment advisory fees .........................................................
47,127 233,846 100,003 18,611
Administration fees ..............................................................
25,134 93,539 16,00 0 9,926
Distribution fees - Investor Shares ...............................................
9,110 1,775 2,754 4
Distribution fees - A Shares ......................................................
4,009 140 299 44
Shareholder servicing fees - Investor Shares .....................................
9,110 1,775 2,754 3
Shareholder servicing fees - Institutional Shares .................................
65,426 290,394 46,948 30,969
Shareholder servicing fees - A Shares ...........................................
1,603 56 120 18
Fund accounting and compliance fees ...........................................
53,036 57,428 20,931 7,936
Transfer agent fees ...............................................................
75,004 67,725 62,476 57,370
Custodian fees ..................................................................
2,672 11,757 2,194 982
Trustee fees ......................................................................
1,283 4,506 792 504
Professional fees ................................................................
34,903 39,712 35,053 33,168
Printing fees .....................................................................
11,724 12,352 9,199 8,833
Registration fees .................................................................
45,957 35,831 41,454 41,704
Other expenses ..................................................................
5,764 11,111 4,62 9 4,341
Total expenses before fee and expense reductions ............................. 391,862 861,947 345,606 214,413
Investment advisory fees waived/expenses reimbursed by Investment Adviser ....
(146,823) (978) (143,019) (149,021)
Administration fees waived ......................................................
(737) (978) (219) (138)
Shareholder servicing fees waived - Investor Shares .............................
(9,110) (1,775) (2,713) (1)
Shareholder servicing fees waived - Institutional Shares ..........................
(65,118) (289,111) (44,378) (21,744)
Shareholder servicing fees waived - A Shares ....................................
— (56) (87) (18)
Net expenses ................................................................. 170,074 569,049 155,190 43,491
Net investment income/(loss) ....................................................
1,038,409 4,384,771 914,551 370,504
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments and foreign currencies ..
(425,488) (1,382,561) 88,581 —
Change in unrealized appreciation/(depreciation) on unaffiliated investments and foreign currencies ............................................................
667,831 90,434 (145,415) 7,239
Net realized/unrealized gains/(losses) on investments .........................
242,343 (1,292,127) (56,834) 7,239
Change in net assets resulting from operations ...............................
$ 1,280,752 $ 3,092,644 $ 857,717 $ 377,743

See notes to financial statements.
Statements of Operations
August 31, 2025
Concluded
World Energy
Fund
Hedged Equity
Income Fund
Investment Income:
Interest income .......................................................................................................................
$ 286,479 $ —
Dividend income .....................................................................................................................
2,372,358 541,751
Dividend income from affiliates .......................................................................................................
68,596 18,610
Foreign tax withholding ...............................................................................................................
(65,749) (1,683)
Total income ......................................................................................................................
2,661,684 558,678
Expenses:
Investment advisory fees ..............................................................................................................
659,328 218,530
Administration fees ...................................................................................................................
87,911 21,853
Distribution fees - Investor Shares ....................................................................................................
46,981 616
Distribution fees - A Shares ...........................................................................................................
11,902 2,723
Distribution fees - C Shares ..........................................................................................................
77,173 —
Shareholder servicing fees - Investor Shares ..........................................................................................
46,981 616
Shareholder servicing fees - Institutional Shares ......................................................................................
196,544 64,952
Shareholder servicing fees - A Shares ................................................................................................
4,761 1,089
Shareholder servicing fees - C Shares ................................................................................................
19,293 —
Fund accounting and compliance fees ................................................................................................
29,452 8,753
Transfer agent fees ....................................................................................................................
95,609 63,844
Custodian fees .......................................................................................................................
10,842 2,456
Trustee fees ...........................................................................................................................
4,202 1,127
Professional fees .....................................................................................................................
37,964 36,283
Printing fees ..........................................................................................................................
26,618 10,090
Registration fees ......................................................................................................................
56,444 44,724
Other expenses .......................................................................................................................
11,377 5,395
Total expenses before fee and expense reductions .................................................................................. 1,423,382 483,051
Investment advisory fees waived/expenses reimbursed by Investment Adviser .........................................................
(105,919) (122,082)
Administration fees waived ...........................................................................................................
(783) (218)
Shareholder servicing fees waived - Investor Shares ..................................................................................
(27,530) (438)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(143,123) (55,868)
Shareholder servicing fees waived - A Shares .........................................................................................
(2,492) (592)
Shareholder servicing fees waived - C Shares .........................................................................................
(17,319) —
Net expenses ...................................................................................................................... 1,126,216 303,853
Net investment income/(loss) .........................................................................................................
1,535,468 254,825
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments .............................................................................
3,202,433 1,316,675
Net realized gains/(losses) from written options contracts .............................................................................
— 346,333
Change in unrealized appreciation/(depreciation) on unaffiliated investments .........................................................
17,984,064 1,817,344
Change in unrealized appreciation/(depreciation) on written options contracts .........................................................
— (63,983)
Net realized/unrealized gains/(losses) on investments ..............................................................................
21,186,497 3,416,369
Change in net assets resulting from operations ....................................................................................
$ 22,721,965 $ 3,671,194

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2025
U.S. Treasury Fund Government Securities Money Market Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income .............................................. $ 68,948,474 $ 84,982,993 $ 125,246,469 $ 131,409,910
Net realized gains/(losses) from investment transactions .............. (9,780) 173 40,365 —
Change in net assets resulting from operations .......................... 68,938,694 84,983,166 125,286,834 131,409,910
Distributions to Shareholders:
Administrative Shares ............................................... (58,341,078) (74,909,647) (27,045,333) (28,468,431)
Institutional Shares .................................................. (10,214,733) (9,747,577) (12,247,155) (11,872,515)
Select Shares ....................................................... (392,648) (325,785) (64,820,018) (67,114,775)
Premier Shares ...................................................... — — (21,133,967) (23,954,444)
Change in net assets from shareholder distributions ..................... (68,948,459) (84,983,009) (125,246,473) (131,410,165)
Change in net assets from capital transactions ........................... 118,822,093 19,275,322 435,178,717 192,919,718
Change in net assets .................................................... 118,812,328 19,275,479 435,219,078 192,919,463
Net Assets:
Beginning of year .................................................... 1,760,417,769 1,741,142,290 2,747,357,730 2,554,438,267
End of year .......................................................... $ 1,879,230,097 $ 1,760,417,769 $ 3,182,576,808 $ 2,747,357,730
Capital Share Transactions*:
Administrative Shares
Issued .............................................................. 1,687,625,372 1,741,346,070 1,002,771,739 808,910,863
Reinvested .......................................................... 113,828 71,429 470,057 350,764
Redeemed ........................................................... (1,651,558,403) (1,743,629,286) (841,238,393) (827,887,371)
Change in Administrative Shares ................................. 36,180,797 (2,211,787) 162,003,403 (18,625,744)
Institutional Shares
Issued .............................................................. 623,753,249 490,835,309 638,078,651 455,113,421
Reinvested .......................................................... — — 1,088,497 617,317
Redeemed ........................................................... (552,611,222) (470,685,139) (558,095,631) (444,125,141)
Change in Institutional Shares .................................... 71,142,027 20,150,170 81,071,517 11,605,597
Select Shares
Issued .............................................................. 38,720,148 51,890,968 2,326,047,042 1,877,629,834
Reinvested .......................................................... — — 10,613,818 5,333,228
Redeemed ........................................................... (27,220,879) (50,554,028) (2,193,020,009) (1,698,924,219)
Change in Select Shares ......................................... 11,499,269 1,336,940 143,640,851 184,038,843
Premier Shares
Issued .............................................................. — — 1,963,320,103 2,550,395,786
Reinvested .......................................................... — — 20,578,701 23,289,518
Redeemed ........................................................... — — (1,935,435,858) (2,557,784,278)
Change in Premier Shares ........................................ — — 48,462,946 15,901,026
Change in shares: ...................................................... 118,822,093 19,275,323 435,178,717 192,919,722
* Share transactions are at net asset value of $1.00 per share.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2025
Limited Duration Fund Bond Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 1,038,409 $ 960,341 $ 4,384,771 $ 4,326,972
Net realized gains/(losses) from investment transactions .................. (425,488) (24,482) (1,382,561) (1,803,104)
Change in unrealized appreciation/(depreciation) on investments .......... 667,831 1,479,438 90,434 6,471,862
Change in net assets resulting from operations .............................. 1,280,752 2,415,297 3,092,644 8,995,730
Distributions to Shareholders:
Investor Shares .......................................................... (116,264) (43,246) (24,863) (31,022)
Institutional Shares ...................................................... (896,845) (877,710) (4,355,318) (4,292,413)
A Shares ................................................................ (51,180) (61,778) (1,955) (1,881)
Change in net assets from shareholder distributions ......................... (1,064,289) (982,734) (4,382,136) (4,325,316)
Change in net assets from capital transactions ............................... (9,973,816) 2,645,872 (7,391,625) (2,623,095)
Change in net assets ........................................................ (9,757,353) 4,078,435 (8,681,117) 2,047,319
Net Assets:
Beginning of year ........................................................ 38,159,387 34,080,952 123,466,101 121,418,782
End of year .............................................................. $ 28,402,034 $ 38,159,387 $ 114,784,984 $ 123,466,101
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 621,232 $ 1,534,715 $ 14,760 $ 30,291
Proceeds from merger ................................................... — 988,782
(a)
— —
Dividends reinvested .................................................... 113,421 41,054 24,863 31,012
Cost of shares redeemed ................................................. (389,685) (365,410) (53,910) (384,502)
Change in net assets from Investor Shares ............................ 344,968 2,199,141 (14,287) (323,199)
Institutional Shares
Proceeds from shares issued ............................................ 1,421,585 3,873,150 15,994,939 22,264,520
Proceeds from merger ................................................... — 5,267,351
(a)
— —
Dividends reinvested .................................................... 544,184 511,143 1,819,689 1,427,191
Cost of shares redeemed ................................................. (11,805,232) (8,121,445) (25,177,418) (25,993,398)
Change in net assets from Institutional Shares ........................ (9,839,463) 1,530,199 (7,362,790) (2,301,687)
A Shares
Proceeds from shares issued ............................................ 28 30,279 10 11
Proceeds from merger ................................................... — 182,898
(a)
— —
Dividends reinvested .................................................... 50,631 61,778 1,955 1,881
Cost of shares redeemed ................................................. (529,980) (1,358,423) (16,513) (101)
Change in net assets from A Shares ................................... (479,321) (1,083,468) (14,548) 1,791
Change in net assets resulting from capital transactions: ..................... $ (9,973,816) $ 2,645,872 $ (7,391,625) $ (2,623,095)
Share Transactions:
Investor Shares
Issued .................................................................. 66,597 166,375 1,739 3,677
Issued from merger ...................................................... — 106,403
(a)
— —
Reinvested .............................................................. 12,172 4,527 2,927 3,731
Redeemed ............................................................... (41,816) (40,104) (6,369) (46,013)
Change in Investor Shares ............................................ 36,953 237,201 (1,703) (38,605)
Institutional Shares
Issued .................................................................. 152,698 427,789 1,902,039 2,686,097
Issued from merger ...................................................... — 567,083
(a)
— —
Reinvested .............................................................. 58,433 56,584 214,784 171,827
Redeemed ............................................................... (1,271,542) (902,155) (2,988,306) (3,138,276)
Change in Institutional Shares ........................................ (1,060,411) 149,301 (871,483) (280,352)
A Shares
Issued .................................................................. 3 3,269 1 2
Issued from merger ...................................................... — 19,668
(a)
— —
Reinvested .............................................................. 5,430 6,849 230 226
Redeemed ............................................................... (56,610) (150,575) (1,954) (13)
Change in A Shares .................................................. (51,177) (120,789) (1,723) 215
Change in shares: .................................................... (1,074,635) 265,713 (874,909) (318,742)
(a)
See Note 8 in Notes to Financial Statements.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2025
Strategic Enhanced Yield Fund Ultra Short Tax-Free Income Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 914,551 $ 344,554 $ 370,504 $ 419,293
Net realized gains/(losses) from investment transactions .................. 88,581 21,618 — (5)
Change in unrealized appreciation/(depreciation) on investments .......... (145,415) 473,071 7,239 21,427
Change in net assets resulting from operations .............................. 857,717 839,243 377,743 440,715
Distributions to Shareholders:
Investor Shares .......................................................... (46,928) (8,248) (57) (87)
Institutional Shares ...................................................... (840,871) (330,489) (369,869) (418,845)
A Shares ................................................................ (5,047) (5,976) (480) (524)
Change in net assets from shareholder distributions ......................... (892,846) (344,713) (370,406) (419,456)
Change in net assets from capital transactions ............................... 6,409,598 9,313,149 1,994,463 (6,015,996)
Change in net assets ........................................................ 6,374,469 9,807,679 2,001,800 (5,994,737)
Net Assets:
Beginning of year ........................................................ 14,798,496 4,990,817 10,385,171 16,379,908
End of year .............................................................. $ 21,172,965 $ 14,798,496 $ 12,386,971 $ 10,385,171
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 2,824,373 $ 857 $ 190 $ —
Dividends reinvested .................................................... 46,928 8,247 57 76
Cost of shares redeemed ................................................. (2,856,802) (335,849) (159) (7,210)
Change in net assets from Investor Shares ............................ 14,499 (326,745) 88 (7,134)
Institutional Shares
Proceeds from shares issued ............................................ 9,607,309 11,678,929 4,558,728 722,705
Dividends reinvested .................................................... 148,596 136,555 111,254 30,184
Cost of shares redeemed ................................................. (3,352,291) (2,166,316) (2,676,097) (6,762,264)
Change in net assets from Institutional Shares ........................ 6,403,614 9,649,168 1,993,885 (6,009,375)
A Shares
Proceeds from shares issued ............................................ 19 15 10 10
Dividends reinvested .................................................... 4,721 5,975 480 524
Cost of shares redeemed ................................................. (13,255) (15,264) — (21)
Change in net assets from A Shares ................................... (8,515) (9,274) 490 513
Change in net assets resulting from capital transactions: ..................... $ 6,409,598 $ 9,313,149 $ 1,994,463 $ (6,015,996)
Share Transactions:
Investor Shares
Issued .................................................................. 318,499 90 19 —
Reinvested .............................................................. 5,314 962 5 8
Redeemed ............................................................... (323,825) (38,630) (16) (723)
Change in Investor Shares ............................................ (12) (37,578) 8 (715)
Institutional Shares
Issued .................................................................. 1,103,397 1,356,478 454,108 71,990
Reinvested .............................................................. 17,027 15,956 11,085 3,008
Redeemed ............................................................... (384,774) (253,926) (266,652) (674,114)
Change in Institutional Shares ........................................ 735,650 1,118,508 198,541 (599,116)
A Shares
Issued .................................................................. 1 2 1 1
Reinvested .............................................................. 541 700 48 52
Redeemed ............................................................... (1,519) (1,806) — (2)
Change in A Shares .................................................. (977) (1,104) 49 51
Change in shares: .................................................... 734,661 1,079,826 198,598 (599,780)

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2025
Concluded
World Energy Fund Hedged Equity Income Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 1,535,468 $ 1,881,533 $ 254,825 $ 461,973
Net realized gains/(losses) from investment transactions .................. 3,202,433 1,507,388 1,663,008 (528,132)
Change in unrealized appreciation/(depreciation) on investments .......... 17,984,064 (559,180) 1,753,361 2,929,537
Change in net assets resulting from operations .............................. 22,721,965 2,829,741 3,671,194 2,863,378
Distributions to Shareholders:
Investor Shares .......................................................... (131,510) (334,100) (510) (1,989)
Institutional Shares ...................................................... (806,129) (1,273,958) (262,046) (505,568)
A Shares ................................................................ (31,758) (50,310) (6,811) (11,820)
C Shares ................................................................ (22,697) (93,754) — —
Change in net assets from shareholder distributions ......................... (992,094) (1,752,122) (269,367) (519,377)
Change in net assets from capital transactions ............................... 23,955,740 11,858,154 (2,546,939) (7,058,722)
Change in net assets ........................................................ 45,685,611 12,935,773 854,888 (4,714,721)
Net Assets:
Beginning of year ........................................................ 97,887,083 84,951,310 28,167,401 32,882,122
End of year .............................................................. $ 143,572,694 $ 97,887,083 $ 29,022,289 $ 28,167,401
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 8,858,953 $ 4,012,303 $ 1,513,997 $ 47,199
Dividends reinvested .................................................... 131,303 333,603 510 1,989
Cost of shares redeemed ................................................. (8,912,162) (6,777,670) (1,959) (135,358)
Change in net assets from Investor Shares ............................ 78,094 (2,431,764) 1,512,548 (86,170)
Institutional Shares
Proceeds from shares issued ............................................ 44,790,072 31,983,503 2,818,408 2,609,570
Dividends reinvested .................................................... 614,849 974,384 41,090 90,255
Cost of shares redeemed ................................................. (23,104,392) (20,074,485) (6,550,341) (9,866,348)
Change in net assets from Institutional Shares ........................ 22,300,529 12,883,402 (3,690,843) (7,166,523)
A Shares
Proceeds from shares issued ............................................ 3,242,074 832,514 209,855 436,409
Dividends reinvested .................................................... 31,410 49,399 6,811 11,820
Cost of shares redeemed ................................................. (741,915) (862,260) (585,310) (254,258)
Change in net assets from A Shares ................................... 2,531,569 19,653 (368,644) 193,971
C Shares
Proceeds from shares issued ............................................ 1,049,564 2,445,396 — —
Dividends reinvested .................................................... 22,640 93,514 — —
Cost of shares redeemed ................................................. (2,026,656) (1,152,047) — —
Change in net assets from C Shares .................................. (954,452) 1,386,863 — —
Change in net assets resulting from capital transactions: ..................... $ 23,955,740 $ 11,858,154 $ (2,546,939) $ (7,058,722)
Share Transactions:
Investor Shares
Issued .................................................................. 571,406 292,998 120,930 4,640
Reinvested .............................................................. 9,187 23,949 45 192
Redeemed ............................................................... (614,535) (508,950) (167) (13,134)
Change in Investor Shares ............................................ (33,942) (192,003) 120,808 (8,302)
Institutional Shares
Issued .................................................................. 2,894,760 2,339,050 238,700 245,726
Reinvested .............................................................. 41,657 70,030 3,588 8,666
Redeemed ............................................................... (1,589,499) (1,489,116) (573,135) (937,839)
Change in Institutional Shares ........................................ 1,346,918 919,964 (330,847) (683,447)
A Shares
Issued .................................................................. 220,026 60,886 18,736 39,760
Reinvested .............................................................. 2,139 3,550 604 1,131
Redeemed ............................................................... (49,749) (63,049) (48,768) (24,472)
Change in A Shares .................................................. 172,416 1,387 (29,428) 16,419
C Shares
Issued .................................................................. 70,800 181,652 — —
Reinvested .............................................................. 1,689 6,725 — —
Redeemed ............................................................... (141,287) (85,850) — —
Change in C Shares .................................................. (68,798) 102,527 — —
Change in shares: .................................................... 1,416,594 831,875 (239,467) (675,330)

Schedule of Portfolio Investments
August 31, 2025
U.S. Treasury Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Treasury Obligations (25.1%)
U.S. Treasury Bills
$ 24,000,000 3.84% , 8/6/26 ...................... $ 23,159,619
24,000,000 3.93% , 2/26/26 ..................... 23,539,573
20,000,000 3.93% , 3/19/26 ..................... 19,572,150
50,000,000 3.95% , 2/5/26 ...................... 49,148,280
12,000,000 3.96% , 2/19/26 ..................... 11,777,130
50,000,000 4.01% , 9/16/25 ..................... 49,911,104
50,000,000 4.04% , 9/23/25 ..................... 49,871,147
20,000,000 4.07% , 12/23/25 .................... 19,745,311
20,000,000 4.08% , 10/21/25 .................... 19,884,977
20,000,000 4.10% , 10/2/25 ..................... 19,927,367
20,000,000 4.12% , 10/14/25 .................... 19,899,747
25,000,000 4.16% , 11/28/25 .................... 24,745,411
331,181,816
U.S. Treasury Notes
50,000,000 0.25% , 10/31/25 .................... 49,676,903
24,000,000 1.50% , 8/15/26 ..................... 23,465,244
50,000,000 1.63% , 2/15/26 ..................... 49,396,546
20,000,000 2.25% , 11/15/25 .................... 19,916,816
142,455,509
Total U.S. Treasury Obligations (Cost $473,637,325) ............ 473,637,325
Repurchase Agreements (63.9%)
155,000,000 Bank of Montreal, 4.3%, 9/2/25, (Purchased on
8/29 /25, proceeds at maturity $155,074,056,
Collateralized by various U.S. Treasury
Obligations, (2.75% - 4.63%), (2/15/38 -
5/15/54), fair value of $158,100,094) ..... 155,000,000
5,000,000 Bank of New York Mellon, 4.2%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$5,002,333, Collateralized by U.S. Treasury
Obligation, (2.38%), (2/15/55), fair value of
$5,100,032) ..................... 5,000,000
65,000,000 Credit Agricole CIB NY, 4.3%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$65,031,056, Collateralized by U.S. Treasury
Obligation, (4.25%), (11/15/34), fair value of
$66,300,091) .................... 65,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 5,000,000 Federal Reserve Bank NY, 4. 25%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$5,002,361, Collateralized by various U.S.
Treasury Obligations, (0.63% - 3.88%),
(4/15/29 - 5/15/31), fair value of $5,002,820) $ 5,000,000
25,000,000 Goldman Sachs & Co., 4.27%, 9/2/25,
(Pu rchased on 8/29 /25, proceeds at maturity
$25,011,861, Collateralized by U.S. Treasury
Obligation, (0.00%), (5/15/38), fair value of
$25,500,000) .................... 25,000,000
90,000,000 Nomura Securities International, Inc., 4 .32%,
9/2/25, (Purchased on 8/29 /25, proceeds
at maturity $90,043,200, Collateralized by
various U.S. Treasury Obligations, (1.38%
- 5.00%), (8/31/25 - 5/15/54), fair value of
$91,800,056) .................... 90,000,000
380,000,000 Northern Trust Corp., 4 .31%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$380,181,978, Collateralized by various
U.S. Treasury Obligations, (2.75% - 3.75%),
(4/30/27), fair value of $387,600,000) .... 380,000,000
225,000,000 RBC Dominion Securities, 4.3%, 9/2/25,
(Purchased on 8/29 /25, proceeds at
maturity $225,107,500, Collateralized by
various U.S. Treasury Obligations, (0.25%
- 5.00%), (1/15/26 - 2/15/55), fair value of
$229,500,001) .................... 225,000,000
250,000,000 State Street Bank & Trust Co., 4 .28%, 9/2/25,
(Purchased on 8/29 /25, proceeds at
maturity $250,118,889, Collateralized by
various U.S. Treasury Obligations, (1.63% -
4.63%), (6/15/27 - 10/15/27), fair value of
$255,000,093) .................... 250,000,000
Total Repurchase Agreements (Cost $1,200,000,000) ............ 1,200,000,000
Investment Companies (9.4%)
34,197,453 Federated Hermes Treasury Obligations Fund,
Institutional Class, 4.03%(a) .......... 34,197,453
141,822,613 First American Treasury Obligations Fund,
4.19%(a) ....................... 141,822,613
Total Investment Companies (Cost $176,020,066) .............. 176,020,066
Total Investments (Cost $1,849,657,391)(b) — 98.4% ........... 1,849,657,391
Other assets in excess of liabilities — 1.6% ................. 29,572,706
Net Assets - 100.0% ................................. $ 1,879,230,097
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(b) Cost and value for federal income tax and financial reporting purposes are the same.

Schedule of Portfolio Investments
August 31, 2025
Government Securities Money Market Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities (37.4%)
Federal Farm Credit Banks Funding Corp.
$ 29,292,000 4.13% , 2/3/26 ...................... $ 29,280,663
20,000,000 4.41% ( SOFR + 2 bps ) , 3/26/26 .......... 20,000,000
50,000,000 4.42% ( SOFR + 3 bps ) , 3/24/26 , Callable 9/24/25
@ 100 * ........................
50,000,000
100,000,000 4.43% ( SOFR + 4 bps ) , 4/10/26 .......... 100,000,000
25,000,000 4.44% ( SOFR + 5 bps ) , 5/14/26 .......... 25,000,000
50,000,000 4.44% ( SOFR + 5 bps ) , 5/21/26 , Callable
11/21/25 @ 100 * ..................
50,000,000
30,000,000 4.45% ( SOFR + 6 bps ) , 10/30/25 .......... 30,000,000
80,000,000 4.45% ( SOFR + 6 bps ) , 11/18/25 .......... 80,000,000
30,000,000 4.45% ( SOFR + 6 bps ) , 12/30/25 .......... 30,000,000
50,000,000 4.45% ( SOFR + 6 bps ) , 9/30/25 .......... 50,000,000
35,000,000 4.45% ( SOFR + 6 bps ) , 8/21/26 .......... 35,000,000
15,000,000 4.45% ( SOFR + 6 bps ) , 9/4/26 ........... 15,000,000
35,000,000 4.46% ( SOFR + 7 bps ) , 7/30/26 , Callable 1/30/26
@ 100 * ........................
35,000,000
15,000,000 4.46% ( SOFR + 7 bps ) , 9/18/26 .......... 15,000,000
50,000,000 4.46% ( SOFR + 7 bps ) , 8/4/26 , Callable 2/4/26
@ 100 * ........................
50,000,000
50,000,000 4.46% ( SOFR + 7 bps ) , 8/26/26 , Callable 2/26/26
@ 100 * ........................
50,000,000
664,280,663
Federal Home Loan Banks
12,000,000 0.60% , 2/12/26 , Callable 11/12/25 @ 100 * ... 12,000,000
11,450,000 0.65% , 2/26/26 , Callable 11/26/25 @ 100 * ... 11,450,000
6,950,000 0.68% , 2/24/26 , Callable 11/24/25 @ 100 * ... 6,950,000
5,000,000 0.70% , 3/16/26 , Callable 9/16/25 @ 100 * .... 5,000,000
50,000,000 3.91% , 4/6/26 (a) .................... 48,842,667
50,000,000 4.02% , 1/9/26 (a) .................... 49,278,680
50,000,000 4.07% , 2/26/26 ..................... 50,000,000
5,000,000 4.13% , 3/13/26 ..................... 5,002,019
47,916,667 4.37% , 2/6/26 , Callable 10/7/25 @ 100 * .... 47,916,667
50,000,000 4.37% , 6/2/26 , Callable 11/5/25 @ 100 * .... 50,000,000
50,000,000 4.42% ( SOFR + 3 bps ) , 2/13/26 .......... 50,000,000
35,000,000 4.46% ( SOFR + 7 bps ) , 9/11/26 .......... 35,000,000
371,440,033
Federal Home Loan Mortgage Corporation
25,010,000 0.38% , 9/23/25 ..................... 24,951,541
15,573,000 0.64% , 11/24/25 .................... 15,573,000
40,524,541
Federal National Mortgage Association
5,384,000 0.50% , 11/7/25 ..................... 5,347,837
38,000,000 0.54% , 10/27/25 .................... 37,789,704
10,500,000 0.65% , 12/10/25 .................... 10,500,000
60,975,000 0.65% , 12/17/25 , Callable 9/17/25 @ 100 * ... 60,975,000
114,612,541
Total U.S. Government Agency Securities (Cost $1,190,857,778) .... 1,190,857,778
U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes
35,000,000 1.50%, 8/15/26 ..................... 34,219,798
Total U.S. Treasury Obligations (Cost $34,219,798) ............. 34,219,798
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements (54.7%)
$ 170,000,000 Bank of Montreal, 4.3%, 9/2/25, (Purchased on
8/29 /25, proceeds at maturity $170,081,222,
Collateralized by various U.S. Treasury
Obligations, (1.38% - 6.63%), (2/15/27 -
2/15/53), fair value of $173,400,021) ..... $ 170,000,000
5,000,000 Bank of New York Mellon, 4.2%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$5,002,333, Collateralized by various U.S.
Treasury Obligations, (1.63% - 2.38%),
(2/15/26 - 2/15/55), fair value of $5,100,082) 5,000,000
180,000,000 Credit Agricole CIB NY, 4.3%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$180,086,000, Collateralized by U.S. Treasury
Obligation, (3.50%), (1/31/28), fair value of
$183,600,057) .................... 180,000,000
5,000,000 Federal Reserve Bank NY, 4.25%, 9/2/25,
(Purchas ed on 8/29 /25, proceeds at maturity
$5,002,361, Collateralized by various U.S.
Treasury Obligations, (0.63% - 3.88%),
(4/15/29 - 5/15/31), fair value of $5,002,820) 5,000,000
25,000,000 Goldman Sachs & Co., 4 .27%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$25,011,861, Collateralized by U.S. Treasury
Obligation, (0.00%), (8/15/39), fair value of
$25,500,000) .................... 25,000,000
150,000,000 Nomura Securities International, Inc., 4 .32%,
9/2/25, (Purchased on 8/29 /25, proceeds
at maturity $150,072,000, Collateralized by
various U.S. Treasury Obligations, (0.75%
- 4.63%), (1/31/26 - 5/15/54), fair value of
$153,000,054) .................... 150,000,000
730,000,000 Northern Trust Corp., 4 .31%, 9/2/25,
(Purchased on 8/29 /25, proceeds at maturity
$730,349,589, Collateralized by U.S. Treasury
Obligation, (2.75%), (4/30/27), fair value of
$744,600,000) .................... 730,000,000
240,000,000 RBC Dominion Securities, 4.3%, 9/2/25,
(Purchased on 8/29 /25, proceeds at
maturity $240,114,667, Collateralized by
various U.S. Treasury Obligations, (0.38%
- 7.50%), (1/15/27 - 9/15/60), fair value of
$244,800,000) .................... 240,000,000
235,000,000 State Street Bank & Trust Co., 4 .28%, 9/2/25,
(Purchased on 8/29 /25, proceeds at
maturity $235,111,756, Collateralized by
various U.S. Treasury Obligations, (4.13% -
4.63%), (6/15/27 - 10/31/27), fair value of
$239,700,142) .................... 235,000,000
Total Repurchase Agreements (Cost $1,740,000,000) ............ 1,740,000,000
Investment Companies (5.3%)
92,996,191 Fidelity Government Portfolio, 4.24%(b) ..... 92,996,191
77,011,662 First American Treasury Obligations Fund,
4.19%(b) ....................... 77,011,662
Total Investment Companies (Cost $170,007,853) .............. 170,007,853
Total Investments (Cost $3,135,085,429)(c) — 98.5% ........... 3,135,085,429
Other assets in excess of liabilities — 1.5% ................. 47,491,379
Net Assets - 100.0% ................................. $ 3,182,576,808

Schedule of Portfolio Investments
August 31, 2025
Government Securities Money Market Fund

See notes to financial statements.
Concluded
(a) Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(c) Cost and value for federal income tax and financial reporting purposes are the same.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
bps Basis Points
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (32.2%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @
100*(a) ........................ $ 544,830
406,186 CLI Funding VIII LLC, Series 2021-1A, Class B,
2.38%, 2/18/46(a) ................. 373,998
6 Countrywide Asset-Backed Certificates, Series
2002-S1, Class A5, 6.47%, 5/25/32, Callable
9/25/25 @ 100*(b)(c) ............... 6
651,800 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.28%, 4/25/47, Callable
1/25/29 @ 100*(b) ................. 627,001
633,724 Driven Brands Funding LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/49, Callable 10/20/25
@ 100*(a) ...................... 626,309
1,086,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,055,749
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
A, 7.90%, 7/25/27(a) ............... 507,856
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
B, 10.07%, 7/25/27(a) .............. 518,812
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 6.31% (TSFR1M + 199 bps), 11/25/34,
Callable 9/25/25 @ 100* ............. 302,784
975,717 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/41 @ 100*(a) 811,772
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/25 @
100*(a) ........................ 584,897
1 IMC Home Equity Loan Trust, Series 1998-1,
Class A6, 7.41%, 6/20/29(b)(c) ........ 1
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 7.52% (TSFR1M + 320 bps),
3/25/29(a) ...................... 500,867
38,997 RAMP Trust, Series 2002-RS2, Class AI5, 4.60%,
3/25/32, Callable 9/25/25 @ 100* ....... 38,733
497 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 4.09%, 12/25/33, Callable 9/25/25
@ 100*(b)(c) ..................... 489
768,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 9/20/25 @ 100*(a) 710,079
29,689 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.69%, 5/25/35, Callable 9/25/25
@ 100*(b)(c) ..................... 27,613
27,124 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 5.14% (TSFR1M + 82 bps),
11/25/35, Callable 9/25/25 @ 100* ...... 27,003
656,250 Taco Bell Funding LLC, Series 2016-1A, Class
A23, 4.97%, 5/25/46, Callable 11/25/25 @
100*(a) ........................ 656,345
321,948 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
9/20/25 @ 100*(a) ................. 309,391
221,222 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 9/15/25 @
100*(a) ........................ 219,234
128,098 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 120,017
628,800 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 10/30/25 @ 100*(a) 591,723
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities, continued:
Total Asset-Backed Securities (Cost $9,714,110) ............... $ 9,155,509
Mortgage-Backed Securities
†
(26.5%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.2%)
$ 6,636 Alternative Loan Trust, Series 2005-24, Class
1A1, 5.53% (12MTA + 131 bps), 7/20/35,
Callable 9/19/25 @ 100* ............. 5,983
7,316 Bear Stearns Alternative Trust, Series 2005-5,
Class 26A1, 4.44%, 7/25/35, Callable 9/25/25
@ 100*(b) ...................... 5,176
48,655 Bear Stearns Alternative Trust, Series 2006-1,
Class 21A2, 4.51%, 2/25/36, Callable 9/25/25
@ 100*(b) ...................... 34,448
731 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 4.54%
(TSFR1M + 21 bps), 10/25/36, Callable
9/25/25 @ 100* ................... 606
1,318 First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1, 5.10%,
9/25/34, Callable 9/25/25 @ 100*(b) ..... 1,347
12,012 RALI Trust, Series 2006-QA1, Class A21, 5.16%,
1/25/36, Callable 9/25/25 @ 100*(b) ..... 8,046
14,165 RALI Trust, Series 2004-QA4, Class NB21,
5.68%, 9/25/34, Callable 9/25/25 @ 100*(b) 13,699
69,305
Alt-A - Fixed Rate Mortgage-Backed Securities (2.0%)
1,926 Alternative Loan Trust, Series 2005-3CB, Class
1A4, 5.25%, 3/25/35, Callable 9/25/25 @
100* .......................... 1,611
7,954 Alternative Loan Trust, Series 2005-J13, Class
2A3, 5.50%, 11/25/35, Callable 9/25/25 @
100* .......................... 5,388
14,727 Alternative Loan Trust, Series 2006-2CB, Class
A3, 5.50%, 3/25/36, Callable 9/25/25 @ 100* 6,005
4,969 Alternative Loan Trust, Series 2004-5CB, Class
1A1, 6.00%, 5/25/34, Callable 9/25/25 @
100* .......................... 5,094
14,755 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 9/25/25 @
100* .......................... 8,143
14,740 Alternative Loan Trust, Series 2006-43CB, Class
1A4, 6.00%, 2/25/37, Callable 9/25/25 @
100* .......................... 7,373
168,297 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 9/25/25 @ 100* . 63,297
51,140 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 9/25/25 @ 100* . 53,609
8,507 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Callable 9/25/25 @ 100* . 8,094
10,712 CitiMortgage Alternative Loan Trust, Series
2006-A3, Class 1A5, 6.00%, 7/25/36, Callable
9/25/25 @ 100* ................... 9,422
2,292 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2004-1, Class 4A1, 5.00%,
2/25/19 ........................ 2,265
2,505 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1A, 6.01%,
10/25/36, Callable 9/25/25 @ 100*(b) .... 2,185
652 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust, Series 2003-4XS, Class A6A,
5.3 2%, 10/25/33, Callable 9/25/25 @ 100*(b)
(c) ............................ 644

Continued
Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 3,823 MASTR Alternative Loan Trust, Series 2004-1,
Class 4A1, 5.50%, 2/25/34, Callable 9/25/25
@ 100* ........................ $ 3,872
4,952 MASTR Alternative Loan Trust, Series 2004-4,
Class 1A1, 5.50%, 5/25/34, Callable 9/25/25
@ 100* ........................ 4,871
2,017 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 9/25/25
@ 100* ........................ 2,070
9,962 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/25
@ 100* ........................ 9,990
4,481 MASTR Alternative Loan Trust, Series 2003-7,
Class 6A1, 6.50%, 12/25/33, Callable 9/25/25
@ 100* ........................ 4,549
212,689 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 9/25/25
@ 100* ........................ 223,395
7,510 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callable 9/25/25
@ 100* ........................ 7,686
15,648 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 9/25/25
@ 100* ........................ 16,030
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 9/25/25
@ 100* ........................ 17,034
1,886 MASTR Alternative Loan Trust, Series 2004-3,
Class 8A1, 7.00%, 4/25/34, Callable 9/25/25
@ 100* ........................ 1,973
114 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.63%,
3/25/35, Callable 9/25/25 @ 100*(b)(c) ... 114
84 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19 ........................ 80
5,545 RALI Trust, Series 2004-QS6, Class A1, 5.00%,
5/25/19 ........................ 4,839
16,657 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 9/25/25 @ 100* ....... 13,630
18,309 RALI Trust, Series 2006-QS12, Class 1A2, 6.50%,
9/25/36, Callable 9/25/25 @ 100* ....... 7,546
33,230 Residential Asset Securitization Trust, Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 9/25/25 @ 100* ............. 14,758
38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
9/25/25 @ 100* ................... 24,487
40,468 Residential Asset Securitization Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 9/25/25 @ 100* ............. 11,073
23,590 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
9/25/25 @ 100* ................... 11,710
20,022 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 9/25/25 @ 100* ............. 18,582
5,466 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 9/25/25
@ 100* ........................ 5,159
576,578
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities (3.0%)
$ 3,131 Banc of America Funding Trust, Series 2004-B,
Class 5A1, 6.38%, 11/20/34, Callable 9/20/25
@ 100*(b) ...................... $ 3,059
3,379 Banc of America Mortgage Trust, Series 2006-A,
Class 2A1, 5.05%, 2/25/36, Callable 9/25/25
@ 100*(b) ...................... 3,118
1,835 Banc of America Mortgage Trust, Series 2006-B,
Class 2A1, 5.28%, 11/20/46, Callable 9/20/25
@ 100*(b) ...................... 1,631
2,927 Banc of America Mortgage Trust, Series 2003-H,
Class 2A3, 6.72%, 9/25/33, Callable 9/25/25
@ 100*(b) ...................... 2,790
2,324 Banc of America Mortgage Trust, Series 2004-E,
Class 1A1, 6.87%, 6/25/34, Callable 9/25/25
@ 100*(b) ...................... 2,276
1,522 Bear Stearns ARM Trust, Series 2004-9, Class
12A3, 5.73%, 11/25/34, Callable 9/25/25 @
100*(b) ........................ 1,536
1,738 Bear Stearns ARM Trust, Series 2004-6, Class
1A1, 6.07%, 9/25/34, Callable 9/25/25 @
100*(b) ........................ 1,702
2,280 Bear Stearns ARM Trust, Series 2005-9, Class
A1, 6.42% (H15T1Y + 230 bps), 10/25/35,
Callable 9/25/25 @ 100* ............. 2,168
2,124 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.47%, 10/25/36, Callable 9/25/25 @
100*(b) ........................ 2,052
491 Bear Stearns ARM Trust, Series 2003-7, Class 4A,
6.51%, 10/25/33, Callable 9/25/25 @ 100*(b) 501
1,382 Bear Stearns ARM Trust, Series 2004-10, Class
15A1, 7.36%, 1/25/35, Callable 9/25/25 @
100*(b) ........................ 1,379
302 Bear Stearns Mortgage Securities, Inc., Series
1997-6, Class 1A, 8.83%, 3/25/31, Callable
9/25/25 @ 100*(b) ................. 301
7,143 Chase Mortgage Finance Trust, Series 2007-A2,
Class 7A1, 4.93%, 7/25/37, Callable 9/25/25
@ 100*(b) ...................... 5,837
6,625 CHL Mortgage Pass-Through Trust, Series
2004-2, Class 2A1, 4.70%, 2/25/34, Callable
9/25/25 @ 100*(b) ................. 6,070
2,592 CHL Mortgage Pass-Through Trust, Series
2003-60, Class 2A1, 6.49%, 2/25/34, Callable
9/25/25 @ 100*(b) ................. 2,455
4,086 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2, 6.60%, 2/19/34, Callable
9/19/25 @ 100*(b) ................. 4,022
2,712 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 5.53%, 8/25/35(b) ........ 2,573
11,861 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 5.09%,
11/25/34, Callable 9/25/25 @ 100*(b) .... 11,461
18,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 5.88%,
11/25/32, Callable 9/25/25 @ 100*(b) .... 12,722
408,097 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.95%, 1/25/43, Callable 9/25/25 @
100*(b) ........................ 402,040
3,374 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 4.90%,
10/25/35, Callable 9/25/25 @ 100*(b) .... 3,097

Continued
Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 13,303 GMACM Mortgage Loan Trust, Series 2005-AR6,
Class 3A1, 3.85%, 11/19/35, Callable 9/19/25
@ 100*(b) ...................... $ 11,605
10,568 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.43%, 4/25/35, Callable 9/25/25
@ 100*(b) ...................... 9,106
2,979 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 4.98%, 11/25/35, Callable 9/25/25
@ 100*(b) ...................... 2,875
43,268 HarborView Mortgage Loan Trust, Series 2004-10,
Class 3A1B, 4.89%, 1/19/35, Callable 9/19/25
@ 100*(b) ...................... 39,101
5,787 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.26%, 4/25/37, Callable 9/25/25 @
100*(b) ........................ 5,177
27,498 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 3.82%, 8/25/36, Callable
9/25/25 @ 100*(b) ................. 17,217
15,755 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1, 3.93%, 7/25/36, Callable
9/25/25 @ 100*(b) ................. 10,206
5,458 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 1A, 4.47%, 8/25/34, Callable
9/25/25 @ 100*(b) ................. 5,187
13,152 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 5.01%, 8/25/34, Callable
9/25/25 @ 100*(b) ................. 12,494
10,811 JPMorgan Mortgage Trust, Series 2006-A6, Class
1A4L, 4.40%, 10/25/36, Callable 9/25/25 @
100*(b) ........................ 7,752
1,041 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 4.86%, 8/25/36, Callable 9/25/25 @
100*(b) ........................ 807
73,971 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.15%, 9/25/35, Callable 9/25/25 @
100*(b) ........................ 68,448
1,897 JPMorgan Mortgage Trust, Series 2006-A2, Class
2A1, 5.24%, 4/25/36, Callable 9/25/25 @
100*(b) ........................ 1,653
6,421 JPMorgan Mortgage Trust, Series 2005-A1, Class
3A4, 5.55%, 2/25/35, Callable 9/25/25 @
100*(b) ........................ 6,165
8,955 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.74%, 4/21/34, Callable
9/21/25 @ 100*(b) ................. 8,817
3,524 Merrill Lynch Mortgage Investors Trust, Series
2004-1, Class 2A2, 5.35%, 12/25/34, Callable
9/25/25 @ 100*(b) ................. 3,331
396 Merrill Lynch Mortgage Investors Trust, Series
2004-A1, Class 2A2, 6.22%, 2/25/34, Callable
9/25/25 @ 100*(b) ................. 377
3,864 Merrill Lynch Mortgage Investors Trust, Series
2004-A2, Class 1A, 6.63%, 7/25/34, Callable
9/25/25 @ 100*(b) ................. 3,800
1,143 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 3A, 5.02%, 8/25/34, Callable
9/25/25 @ 100*(b) ................. 1,098
2,593 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 2A2, 5.66%, 8/25/34,
Callable 9/25/25 @ 100*(b) ........... 2,511
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 26,320 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.70%, 10/25/40, Callable 9/25/25
@ 100*(a)(b) ..................... $ 15,982
15,507 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 4.82%, 12/25/34,
Callable 9/25/25 @ 100*(b) ........... 13,912
403 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A1, 5.99%, 2/25/34,
Callable 9/25/25 @ 100*(b) ........... 394
304 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7, Class 1A1, 4.00%,
12/27/35, Callable 9/25/25 @ 100*(b) .... 309
4,923 Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2003-24A,
Class 1A3, 5.42%, 7/25/33, Callable 9/25/25
@ 100*(b) ...................... 4,777
32,166 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 4.17%,
11/25/36, Callable 9/25/25 @ 100*(b) .... 28,773
870 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.54%, 8/25/46,
Callable 9/25/25 @ 100*(b) ........... 821
5,027 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR10, Class 1A2, 4.58%,
9/25/36, Callable 9/25/25 @ 100*(b) ..... 4,399
2,825 WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-AR10, Class A1B, 5.28%
(TSFR1M + 95 bps), 7/25/44, Callable 9/25/25
@ 100* ........................ 2,717
2,119 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.38%, 6/25/34,
Callable 9/25/25 @ 100*(b) ........... 1,990
90,755 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 9/20/25 @
100*(a)(b) ...................... 87,834
852,425
Prime Fixed Mortgage-Backed Securities (8.9%)
1,183 American Home Mortgage Investment Trust,
Series 2005-2, Class 5A1, 6.47%, 9/25/35,
Callable 9/25/25 @ 100*(b)(c) ......... 1,016
327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 9/25/25 @ 100*(b)(c) ......... 44,649
20,468 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 9/25/25 @
100*(a)(b) ...................... 20,218
173,882 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 9/25/25 @
100*(a)(b) ...................... 171,280
11,750 Chase Mortgage Finance Trust, Series 2007-S2,
Class 2A1, 5.50%, 3/25/37, Callable 9/25/25
@ 100* ........................ 716
41,024 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/25 @ 100* . 25,622
167 CHL Mortgage Pass-Through Trust, Series
2003-42, Class 1A1, 3.99%, 9/25/33, Callable
9/25/25 @ 100*(b) ................. 144
51 CHL Mortgage Pass-Through Trust, Series 2004-
J6, Class 1A2, 5.25%, 8/25/24 ......... 51
5,629 CHL Mortgage Pass-Through Trust, Series
2005-29, Class A1, 5.75%, 12/25/35, Callable
9/25/25 @ 100* ................... 2,627

Continued
Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 1,015 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
9/25/25 @ 100* ................... $ 1,014
2,905 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 2,959
2,071 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM1, Class 1A3, 6.75%, 7/25/34, Callable
9/25/25 @ 100* ................... 2,151
42,235 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
9/25/25 @ 100* ................... 43,340
5,145 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
9/25/25 @ 100* ................... 5,416
57,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-23, Class 1A11, 6.00%,
10/25/33 ....................... 55,702
10,721 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 9/25/25 @ 100* ....... 11,135
18,773 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-10, Class 2B1, 7.50%,
5/25/32, Callable 9/25/25 @ 100* ....... 1,988
137,518 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 9/25/25 @ 100* ...... 141,176
8,904 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 9/25/25 @ 100* . 9,134
1,718 CSFB Mortgage-Backed Trust, Series 2004-7,
Class 5A1, 5.00%, 10/25/19 .......... 1,708
536,290 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 9/25/25 @
100* .......................... 543,686
174,104 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 3/25/43 @ 100*(a)(b) 155,615
9,621 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 8/25/30
@ 100*(a)(b) ..................... 8,845
94,237 GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 2/25/42 @ 100*(a)(b) .. 81,857
262,678 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 9/25/25 @ 100*(a)(b) ......... 248,316
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 9/25/25 @
100* .......................... 126,344
8,415 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 9/25/25 @
100* .......................... 8,130
55 GSR Mortgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19 ............... 55
317 GSR Mortgage Loan Trust, Series 2003-2F, Class
3A1, 6.00%, 3/25/32, Callable 9/25/25 @
100* .......................... 328
20,044 GSR Mortgage Loan Trust, Series 2005-8F, Class
3A4, 6.00%, 11/25/35, Callable 5/25/34 @
100* .......................... 6,763
404,424 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 1/25/28 @
100*(a)(b) ...................... 339,597
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 326,427 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callable 6/25/29 @
100*(a)(b) ...................... $ 288,899
8,044 Lehman Mortgage Trust, Series 2005-3, Class
1A3, 5.50%, 1/25/36, Callable 9/25/25 @
100* .......................... 3,738
3,765 MASTR Alternative Loan Trust, Series 2004-13,
Class 12A1, 5.50%, 12/25/19 .......... 2,987
476 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 9/25/25 @
100* .......................... 476
8,260 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 9/25/30 @ 100* ....... 7,543
3,022 RFMSI Trust, Series 2005-S7, Class A1, 5.50%,
11/25/35, Callable 9/25/25 @ 100* ...... 2,347
6,857 RFMSI Trust, Series 2003-S9, Class A1, 6.50%,
3/25/32, Callable 9/25/25 @ 100* ....... 6,940
34,216 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 9/25/25 @ 100* ............. 34,879
441 WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S11, Class 1A, 5.00%, 11/25/33,
Callable 9/25/25 @ 100* ............. 435
174 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34, Callable 9/25/25 @ 100* ....... 181
122,670 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 6/25/45 @ 100*(a)(b) ......... 109,633
2,519,640
Subprime Mortgage-Backed Securities (0.6%)
135,918 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/29 @
100*(a)(b) ...................... 133,525
7,824 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 6/25/28 @
100*(a)(b) ...................... 7,744
24,442 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 8/25/29 @
100*(a)(b) ...................... 24,137
165,406
U.S. Government Agency Mortgage-Backed Securities (11.8%)
90,573 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 89,648
205,836 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 207,932
51 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 53
8,832 Fannie Mae, 6.28% (RFUCCT1Y + 131 bps),
1/1/35, Pool #805386 ............... 8,987
11,827 Fannie Mae, 6.29% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 11,889
39 Fannie Mae, 6.68% (H15T1Y + 218 bps), 6/1/32,
Pool #725286 .................... 39
1,478 Fannie Mae, 6.73% (RFUCCT1Y + 186 bps),
1/1/37, Pool #906675 ............... 1,510
756 Fannie Mae, 6.82% (RFUCCT1Y + 161 bps),
9/1/33, Pool #739372 ............... 764
513,626 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.64%, 9/26/33, Callable 9/26/25 @
100*(b)(c) ...................... 504,274
156 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 9/25/25 @
100* .......................... 164

Continued
Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 117,901 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... $ 100,957
99,693 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 89,534
50,982 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 48,334
40,515 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42(b) ................. 39,062
30,628 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 29,338
37,763 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 35,007
5,363 Fannie Mae REMIC, Series 2015-12, Class PC,
2.50%, 7/25/44 ................... 5,294
39,399 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 37,670
85,394 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 82,323
75,512 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 70,844
322,015 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 288,357
123,892 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 127,811
280 Fannie Mae REMIC, Series 2001-55, Class PC,
6.50%, 10/25/31 .................. 289
205,664 Fannie Mae REMIC Trust, Series 2003-W16,
Class AF5, 4.33%, 11/25/33, Callable 9/25/25
@ 100*(b)(c) ..................... 208,858
3,453 Fannie Mae REMIC Trust, Series 2001-W1, Class
AF6, 6.26%, 7/25/31, Callable 9/25/25 @
100*(b)(c) ...................... 3,530
6,783 Fannie Mae Trust, Series 2003-W2, Class 1A2,
7.00%, 7/25/42, Callable 9/25/25 @ 100* . 7,095
1,565 Freddie Mac, 4.00%, 9/1/33, Pool #N31025 .. 1,555
105,471 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 104,275
1,297 Freddie Mac, 6.12% (RFUCCT6M + 152 bps),
4/1/36, Pool #1N0148 ............... 1,314
1,924 Freddie Mac, 6.37% (H15T1Y + 237 bps), 8/1/34,
Pool #755230 .................... 1,974
7,703 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 7,637
73,565 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 72,647
71,699 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 68,379
8,194 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 8,082
10,517 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 10,376
114,389 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 107,115
25,267 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 24,987
215,897 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 209,414
125,072 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 126,484
48 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 9/15/25 @ 100* . 48
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 370,012 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... $ 338,853
340 Government National Mortgage Assoc., 4.75%
(H15T1Y + 150 bps), 12/20/27, Pool #80141 343
172,358 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 173,977
88,160 Government National Mortgage Assoc., Series
2023-186, Class MV, 5.50%, 10/20/34 .... 90,207
54 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 54
174 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 3/20/29, Pool #80263 174
3,771 Government National Mortgage Assoc., 5.63%
(H15T1Y + 150 bps), 5/20/34, Pool #80916 3,828
542 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 542
8 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 8
1 Government National Mortgage Assoc., 8.00%,
2/20/26, Pool #2171 ................ 1
242 Government National Mortgage Assoc., 8.00%,
5/20/26, Pool #2219 ................ 242
3,352,079
Total Mortgage-Backed Securities (Cost $8,409,518) ......... 7,535,433
Commercial Mortgage-Backed Securities (0.1%)
U.S. Government Agency Mortgage-Backed Securities (0.1%)
10,330 Fannie Mae-Aces, Series 2018-M12, Class A1,
3.55%, 8/25/30 ................... 10,284
Total Commercial Mortgage-Backed Securities (Cost $10,395) ... 10,284
Corporate Bonds (16.7%)
Air Freight & Logistics (0.3%)
95,882 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 98,139
Banks (3.3%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33 Callable 7/22/32 @ 100* ....... 137,093
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), Callable 3/1/26 @ 100*(d) ... 799,858
936,951
Capital Markets (2.8%)
2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN(e) ........................ 1,800
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), Callable 6/1/26 @
100*(d) ........................ 787,928
789,728
Electric Utilities (0.9%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100* .............. 269,157
Electrical Equipment (0.8%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100* ................... 221,922
Financial Services (3.5%)
1,006,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100* ................... 988,959
Oil, Gas & Consumable Fuels (0.4%)
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 101,846

Continued
Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Semiconductors & Semiconductor Equipment (0.5%)
$ 150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100* ................... $ 148,476
Specialized REITs (2.1%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable
10/4/25 @ 100*(a) ................. 583,277
Tobacco (2.1%)
606,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100* ................... 599,293
Total Corporate Bonds (Cost $5,555,987) ................... 4,737,748
Taxable Municipal Bonds (0.3%)
Pennsylvania (0.2%)
70,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ 69,859
Wisconsin (0.1%)
20,000 Public Finance Authority Revenue, 4.45%,
10/1/25, AGM(a) .................. 19,999
Total Taxable Municipal Bonds (Cost $89,955) ................ 89,858
U.S. Government Agency Securities (5.0%)
Federal Farm Credit Banks Funding Corp.
350,000 2.12% , 5/23/31 , Callable 9/11/25 @ 100 * .... 316,737
250,000 2.32% , 1/26/32 , Callable 9/11/25 @ 100 * .... 222,250
538,987
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 11/27/25 @ 100 * ... 33,977
250,000 1.25% , 2/19/30 , Callable 11/19/25 @ 100 * ... 223,882
250,000 2.00% , 3/29/29 (b) ................... 236,229
180,000 2.10% , 11/26/31 , Callable 9/11/25 @ 100 * ... 160,524
654,612
Federal National Mortgage Association
250,000 1.00%, 10/27/28, Callable 10/27/25 @ 100* .. 230,159
Total U.S. Government Agency Securities (Cost $1,419,777) ....... 1,423,758
U.S. Treasury Obligations (8.5%)
U.S. Treasury Notes
1,230,000 1.50%, 2/15/30 ..................... 1,121,895
400,000 3.88%, 12/31/27 .................... 402,344
900,000 3.88%, 8/15/34 ..................... 882,070
Total U.S. Treasury Obligations (Cost $2,420,491) .............. 2,406,309
Investment in Affiliates (9.9%)
2,822,563 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(f) .......... 2,822,563
Total Investment in Affiliates (Cost $2,822,563) ................ 2,822,563
Total Investments (Cost $30,442,796)(g) — 99.2% ............. 28,181,462
Other assets in excess of liabilities — 0.8% ................. 220,572
Net Assets - 100.0% ................................. $ 28,402,034
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(g) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.

Schedule of Portfolio Investments
August 31, 2025
Limited Duration Fund

See notes to financial statements.
Concluded
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
12MTA 12 Month Treasury Average
AGM Assured Guaranty Municipal Corporation
bps Basis Points
H15T1Y 1 Year Treasury Constant Maturity Rate
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
RFUCCT6M Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-Month
RFUCCT1Y Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-Year
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
August 31, 2025
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (15.7%)
$ 825,000 Aligned Data Centers Issuer LLC, Series 2021-1A,
Class A2, 1.94%, 8/15/46, Callable 9/15/25 @
100*(a) ........................ $ 802,143
178,959 BRE Grand Islander Timeshare Issuer LLC, Series
2019-A, Class B, 3.78%, 9/26/33, Callable
6/25/26 @ 100*(a) ................. 176,350
720,000 Compass Datacenters Issuer II LLC, Series
2024-1A, Class A1, 5.25%, 2/25/49, Callable
2/25/27 @ 100*(a) ................. 728,918
1,100,000 CoreVest American Finance Trust, Series 2021-2,
Class B, 2.38%, 7/15/54, Callable 7/15/31 @
100*(a) ........................ 972,253
1,065,000 DataBank Issuer, Series 2024-1A, Class A2,
5.30%, 1/26/54, Callable 1/25/27 @ 100*(a) 1,067,541
165,274 Dext ABS LLC, Series 2023-1, Class A2, 5.99%,
3/15/32, Callable 4/15/27 @ 100*(a) ..... 166,038
1,121,784 Finance of America Structured Securities RMF
Trust, Series 2023-S1, Class A1, 3.00%,
9/25/61(a)(b) .................... 1,110,138
1,490,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,448,495
1,234,375 Hardee's Funding LLC, Series 2024-1A, Class A2,
7.25%, 3/20/54, Callable 3/20/29 @ 100*(a) 1,278,968
1,500,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/25 @
100*(a) ........................ 1,474,531
236,830 MVW LLC, Series 2019-2A, Class A, 2.22%,
10/20/38, Callable 1/20/26 @ 100*(a) .... 234,158
808,018 RCKT Mortgage Trust, Series 2023-CES3, Class
A1A, 7.11%, 11/25/43, Callable 11/25/26 @
100*(a)(b) ...................... 820,648
2,242,000 Sonic Capital LLC, Series 2020-1A, Class A2I,
3.85%, 1/20/50, Callable 9/20/25 @ 100*(a) 2,202,650
1,200,000 Switch ABS Issuer LLC, Series 2024-1A, Class
A2, 6.28%, 3/25/54, Callable 3/25/27 @
100*(a) ........................ 1,223,090
500,000 Switch ABS Issuer LLC, Series 2024-2A, Class
A2, 5.44%, 6/25/54, Callable 6/25/27 @
100*(a) ........................ 504,671
638,175 Taco Bell Funding LLC, Series 2018-1A, Class
A2II, 4.94%, 11/25/48, Callable 11/25/25 @
100*(a) ........................ 642,233
396,570 Triumph Rail Holdings LLC, Series 2021-2,
Class A, 2.15%, 6/19/51, Callable 9/17/25 @
100*(a) ........................ 379,191
1,061,864 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 9/15/25 @
100*(a) ........................ 1,052,321
476,075 Willis Engine Structured Trust III, Series 2017-A,
Class A, 4.69%, 8/15/42, Callable 7/15/27 @
100*(a)(b) ...................... 471,907
768,589 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 720,105
508,800 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 10/30/25 @ 100*(a) 478,799
Total Asset-Backed Securities (Cost $18,032,527) .............. 17,955,148
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(29.6%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.0%^)
$ 46,977 Bear Stearns Alternative Trust, Series 2006-6,
Class 32A1, 4.54%, 11/25/36, Callable
6/25/26 @ 100*(b) ................. $ 23,899
Alt-A - Fixed Rate Mortgage-Backed Securities (0.3%)
33,900 Alternative Loan Trust, Series 2005-46CB, Class
A3, 5.50%, 10/25/35, Callable 9/25/25 @
100* .......................... 23,102
28 Alternative Loan Trust, Series 2006-8T1, Class
2A3, 5.50%, 4/25/36, Callable 9/25/25 @
100* .......................... 28
3,543 Alternative Loan Trust, Series 2004-22CB, Class
1A1, 6.00%, 10/25/34, Callable 9/25/25 @
100* .......................... 3,606
21,069 Alternative Loan Trust, Series 2006-8T1, Class
1A4, 6.00%, 4/25/36, Callable 9/25/25 @
100* .......................... 9,794
137,861 Alternative Loan Trust, Series 2007-9T1, Class
1A7, 6.00%, 5/25/37, Callable 9/25/25 @
100* .......................... 62,370
165,658 Alternative Loan Trust, Series 2006-36T2, Class
2A4, 6.25%, 12/25/36, Callable 9/25/25 @
100* .......................... 67,321
3,931 Banc of America Alternative Loan Trust, Series
2006-4, Class 4CB1, 6.50%, 5/25/46, Callable
9/25/25 @ 100* ................... 3,703
13,683 Bear Stearns Asset-Backed Securities Trust, Series
2003-AC7, Class A1, 6.63%, 1/25/34, Callable
9/25/25 @ 100*(b)(c) ............... 11,356
1,399 JPMorgan Alternative Loan Trust, Series 2006-S4,
Class A6, 6 . 2 1%, 12/25/36, Callable 9/25/25
@ 100*(b)(c) ..................... 1,450
5,738 MASTR Alternative Loan Trust, Series 2005-3,
Class 1A1, 5.50%, 4/25/35, Callable 9/25/25
@ 100* ........................ 5,249
24,161 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 9/25/25
@ 100* ........................ 24,792
9,962 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/25
@ 100* ........................ 9,990
9,020 MASTR Alternative Loan Trust, Series 2005-3,
Class 7A1, 6.00%, 4/25/35, Callable 9/25/25
@ 100* ........................ 5,909
301 MASTR Alternative Loan Trust, Series 2003-7,
Class 5A1, 6.25%, 11/25/33, Callable 9/25/25
@ 100* ........................ 314
3,587 MASTR Alternative Loan Trust, Series 2004-3,
Class 2A1, 6.25%, 4/25/34, Callable 9/25/25
@ 100* ........................ 3,719
2,005 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2003-A1, Class A2, 6.00%,
5/25/33, Callable 9/25/25 @ 100* ....... 2,040
121,037 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-3, Class 1CB5, 5.50%, 5/25/35,
Callable 9/25/25 @ 100* ............. 107,711
1,739 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-CB1, Class 4A, 6.00%, 6/25/34,
Callable 9/25/25 @ 100* ............. 1,782
344,236
Prime Adjustable Rate Mortgage-Backed Securities (0.2%)
67,604 ChaseFlex Trust, Series 2006-2, Class A5, 4.18%,
9/25/36, Callable 9/25/25 @ 100*(b) ..... 61,825

Continued
Schedule of Portfolio Investments
August 31, 2025
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 2,609 JPMorgan Mortgage Trust, Series 2006-A4, Class
3A1, 4.53%, 6/25/36, Callable 9/25/25 @
100*(b) ........................ $ 1,717
8,382 JPMorgan Mortgage Trust, Series 2006-A2, Class
3A2, 5.73%, 4/25/36, Callable 9/25/25 @
100*(b) ........................ 7,178
65,466 JPMorgan Mortgage Trust, Series 2005-A6, Class
2A4, 6.08%, 8/25/35, Callable 9/25/25 @
100*(b) ........................ 61,812
4,528 Merrill Lynch Mortgage Investors Trust, Series
2004-HB1, Class A3, 3.72%, 4/25/29, Callable
9/25/25 @ 100*(b) ................. 3,892
3,144 Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 4A1, 4.45%, 6/25/36,
Callable 9/25/25 @ 100*(b) ........... 1,806
138,230
Prime Fixed Mortgage-Backed Securities (4.3%)
159,073 Arroyo Mortgage Trust, Series 2019-3, Class A1,
2.96%, 10/25/48, Callable 9/25/25 @ 100*(a)
(b) ........................... 152,219
2,194 Chase Mortgage Finance Trust, Series 2002-S4,
Class A23, 6.25%, 3/25/32, Callable 9/25/25
@ 100* ........................ 2,089
24,614 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/25 @ 100* . 15,373
20,336 ChaseFlex Trust, Series 2007-1, Class 1A3,
6.50%, 2/25/37, Callable 9/25/25 @ 100* . 6,764
2,317 CHL Mortgage Pass-Through Trust, Series
2004-18, Class A1, 6.00%, 10/25/34, Callable
9/25/25 @ 100* ................... 2,291
1,012,248 CIM Trust, Series 2021-J2, Class A4, 2.50%,
4/25/51, Callable 11/25/47 @ 100*(a)(b) .. 911,618
7,900 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 8,047
92,723 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-9, Class 3A1, 6.00%,
10/25/35, Callable 9/25/25 @ 100* ...... 25,497
76 FNT Mortgage-Backed Pass-Through Trust, Series
2001-3, Class 1A1, 6.75%, 8/21/31 ...... 76
320,582 GS Mortgage-Backed Securities Trust, Series
2021-GR2, Class A6, 2.50%, 2/25/52, Callable
12/25/44 @ 100*(a)(b) .............. 288,293
726,333 GS Mortgage-Backed Securities Trust, Series
2021-PJ7, Class A8, 2.50%, 1/25/52, Callable
10/25/45 @ 100*(a)(b) .............. 648,781
693,527 GS Mortgage-Backed Securities Trust, Series
2022-MM1, Class A8, 2.50%, 7/25/52,
Callable 2/25/47 @ 100*(a)(b) ......... 618,295
496,274 JPMorgan Mortgage Trust, Series 2019-6, Class
A5, 3.50%, 12/25/49, Callable 9/25/25 @
100*(a)(b) ...................... 454,494
12,271 JPMorgan Mortgage Trust, Series 2004-S2, Class
4A5, 6.00%, 11/25/34, Callable 9/25/25 @
100* .......................... 11,336
669,866 Mello Mortgage Capital Acceptance, Series 2021-
MTG2, Class A10, 2.50%, 6/25/51, Callable
6/25/45 @ 100*(a)(b) ............... 601,804
52,290 RAAC Trust, Series 2004-SP2, Class A22, 6.00%,
1/25/32, Callable 9/25/25 @ 100* ....... 47,917
654,736 Starwood Mortgage Residential Trust, Series
2021-5, Class A1, 1.92%, 9/25/66, Callable
9/25/25 @ 100*(a)(b) ............... 565,030
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 6,464 Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31, Callable 9/25/25 @ 100*(a) ..... $ 6,167
36,633 TBW Mortgage-Backed Trust, Series 2006-2,
Class 7A1, 7.00%, 7/25/36, Callable 9/25/25
@ 100* ........................ 4,012
15,630 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34, Callable 9/25/25 @ 100* ....... 16,237
545,198 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 6/25/45 @ 100*(a)(b) ......... 487,258
180,598 Wells Fargo Mortgage-Backed Securities Trust,
Series 2019-3, Class A1, 3.50%, 7/25/49,
Callable 9/25/25 @ 100*(a)(b) ......... 164,627
88,040 WinWater Mortgage Loan Trust, Series 2015-1,
Class A1, 3.50%, 1/20/45, Callable 9/20/25 @
100*(a)(b) ...................... 82,724
5,120,949
Subprime Mortgage-Backed Securities (0.2%)
82,910 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/29 @
100*(a)(b) ...................... 81,450
20,864 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 6/25/28 @
100*(a)(b) ...................... 20,650
69,252 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 8/25/29 @
100*(a)(b) ...................... 68,389
170,489
U.S. Government Agency Mortgage-Backed Securities (24.6%)
1,155,130 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 1,080,442
1,211,905 Fannie Mae, 4.00%, 10/1/52, Pool #MA4783 .. 1,133,904
105 Fannie Mae, 5.00%, 8/1/33, Pool #730856 ... 105
62 Fannie Mae, 5.00%, 7/1/35, Pool #832198 ... 63
1,090,393 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 1,079,262
74 Fannie Mae, 5.50%, 2/1/33, Pool #683351 ... 76
48 Fannie Mae, 5.50%, 9/1/34, Pool #725773 ... 50
1,165,107 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 1,176,973
1,059,290 Fannie Mae, 5.50%, 2/1/54, Pool #CB7991 ... 1,067,613
748 Fannie Mae, 6.56% (H15T1Y + 231 bps),
12/1/27, Pool #422279 .............. 749
639,156 Fannie Mae REMIC, Series 2021-52, Class JC,
1.25%, 7/25/51 ................... 534,914
165,242 Fannie Mae REMIC, Series 2012-111, Class EC,
2.00%, 12/25/41 .................. 154,600
75,281 Fannie Mae REMIC, Series 2013-23, Class AB,
2.00%, 2/25/43 ................... 69,402
237,757 Fannie Mae REMIC, Series 2020-54, Class TA,
2.00%, 5/25/43 ................... 226,466
73,916 Fannie Mae REMIC, Series 2012-30, Class CB,
2.25%, 10/25/41 .................. 71,134
51,180 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 49,025
118,793 Fannie Mae REMIC, Series 2012-104, Class QC,
2.50%, 5/25/42 ................... 111,571
28,323 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 26,255
117,269 Fannie Mae REMIC, Series 2020-2, Class JD,
2.50%, 2/25/50 ................... 101,274

Continued
Schedule of Portfolio Investments
August 31, 2025
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 99,368 Fannie Mae REMIC, Series 2014-33, Class PE,
3.00%, 4/25/43 ................... $ 97,157
151,551 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 142,183
1,147,019 Fannie Mae REMIC, Series 2025-62, Class AB,
3.00%, 2/25/51 ................... 1,028,690
620,750 Fannie Mae REMIC, Series 2018-94, Class ZE,
3.50%, 1/25/49 ................... 573,064
1,179,191 Fannie Mae REMIC, Series 2010-150, Class ZA,
4.00%, 1/25/41 ................... 1,141,205
355,177 Fannie Mae REMIC, Series 2022-35, Class CK,
4.00%, 3/25/47 ................... 348,563
767,853 Fannie Mae REMIC, Series 2022-61, Class D,
4.00%, 6/25/44 ................... 761,155
739,922 Fannie Mae REMIC, Series 2023-19, Class BA,
5.00%, 12/25/50 .................. 739,297
1,651,889 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 1,704,148
601,772 Fannie Mae REMIC, Series 2024-12, Class BA,
5.50%, 10/25/45 .................. 614,832
348 Fannie Mae REMIC, Series 1998-36, Class ZB,
6.00%, 7/18/28 ................... 351
6,408 Fannie Mae REMIC Trust, Series 2002-W11,
Class AF5, 4.97%, 11/25/32, Callable 9/25/25
@ 100*(b)(c) ..................... 6,414
10,566 Fannie Mae Trust, Series 2003-W6, Class 6A,
4.77%, 8/25/42, Callable 9/25/25 @ 100*(b) 10,393
1,137,252 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 1,124,353
1,172,284 Freddie Mac, 5.00%, 12/1/54, Pool #SD7190 . 1,157,445
1,127,279 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 1,135,281
57 Freddie Mac, 6.00%, 7/1/35, Pool #A36085 ... 58
345 Freddie Mac, 6.50%, 2/1/36, Pool #G08113 .. 363
43,019 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 41,028
19,281 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 19,023
37,875 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 37,456
708,238 Freddie Mac REMIC, Series 4893, Class PD,
2.50%, 5/15/49 ................... 625,871
58,786 Freddie Mac REMIC, Series 3721, Class PE,
3.50%, 9/15/40 ................... 57,707
20,220 Freddie Mac REMIC, Series 3780, Class MK,
3.50%, 10/15/40 .................. 19,831
1,071,125 Freddie Mac REMIC, Series 5512, Class EA,
5.00%, 8/25/51 ................... 1,075,793
1,102,665 Freddie Mac REMIC, Series 5539, Class NA,
5.00%, 4/25/52 ................... 1,095,146
1,018,440 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 1,029,944
1,110,862 Freddie Mac REMIC, Series 5331, Class BV,
5.50%, 6/25/34 ................... 1,143,795
311 Freddie Mac REMIC, Series 2148, Class ZA,
6.00%, 4/15/29 ................... 315
1,901 Freddie Mac REMIC, Series 2036, Class PD,
6.50%, 3/15/28 ................... 1,933
141,475 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 129,561
118,879 Government National Mortgage Assoc., Series
2009-94, Class KB, 3.00%, 9/16/39 ...... 115,747
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 60,659 Government National Mortgage Assoc., Series
2011-46, Class GJ, 3.25%, 1/16/41(b) .... $ 58,630
4,236 Government National Mortgage Assoc., Series
2009-93, Class HG, 4.00%, 9/16/39 ..... 4,213
1,062,211 Government National Mortgage Assoc., Series
2024-155, Class NC, 4.00%, 5/20/54 .... 1,040,884
856,885 Government National Mortgage Assoc., Series
2022-205, Class UA, 5.00%, 5/20/52 ..... 871,218
967,314 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 976,404
1,190,748 Government National Mortgage Assoc., Series
2024-64, Class BQ, 5.00%, 4/20/54 ..... 1,199,260
1,566 Government National Mortgage Assoc., 7.00%,
7/15/29, Pool #490215 .............. 1,578
1,126,513 Government National Mortgage Association,
Series 2025-116, Class PD, 6.50%, 6/20/55 1,184,677
28,198,844
Total Mortgage-Backed Securities (Cost $34,467,741) ........ 33,996,647
Commercial Mortgage-Backed Securities (1.1%)
Alt-A - Fixed Rate Mortgage-Backed Securities (1.1%)
1,250,000 JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A5, 3.72%, 3/15/50,
Callable 4/15/27 @ 100* ............. 1,233,445
U.S. Government Agency Mortgage-Backed Securities (0.0%^)
35,122 Fannie Mae-Aces, Series 2018-M12, Class A1,
3.55%, 8/25/30 ................... 34,966
Total Commercial Mortgage-Backed Securities (Cost $1,194,435) 1,268,411
Corporate Bonds (21.9%)
Air Freight & Logistics (0.5%)
551,691 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 564,675
Banks (4.0%)
2,475,000 Bank of America Corp., 3.31% (SOFR + 158 bps),
4/22/42 Callable 4/22/41 @ 100* ....... 1,907,916
1,550,000 JPMorgan Chase & Co., 2.52% (SOFR + 204
bps), 4/22/31 Callable 4/22/30 @ 100* ... 1,431,834
1,650,000 Wells Fargo & Co., 3.07% (SOFR + 253 bps),
4/30/41 Callable 4/30/40 @ 100* ....... 1,255,553
4,595,303
Beverages (0.7%)
800,000 PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29
@ 100* ........................ 755,375
Capital Markets (1.1%)
1,200,000 Morgan Stanley, 4.89% (SOFR + 208 bps),
7/20/33, Callable 7/20/32 @ 100* ....... 1,209,520
Consumer Finance (1.1%)
1,250,000 American Honda Finance Corp., 4.85%, 10/23/31 1,266,249
Electric Utilities (3.1%)
1,000,000 Entergy Mississippi LLC, 3.25%, 12/1/27
Callable 9/1/27 @ 100* .............. 978,752
1,250,000 Public Service Co. of Oklahoma, 5.20%, 1/15/35
Callable 10/15/34 @ 100* ............ 1,253,115
1,420,000 Texas Electric Market Stabilization Funding N
LLC, Series A-3, 5.06%, 8/1/46(a) ....... 1,329,154
3,561,021
Energy Equipment & Services (1.2%)
1,475,000 Helmerich & Payne, Inc., 5.50%, 12/1/34,
Callable 9/1/34 @ 100* .............. 1,418,536

Continued
Schedule of Portfolio Investments
August 31, 2025
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Financial Services (0.7%)
$ 770,000 The Western Union Co., 6.20%, 11/17/36 .... $ 783,735
Health Care Providers & Services (2.1%)
1,250,000 Humana, Inc., 4.95%, 10/1/44 Callable 4/1/44 @
100* .......................... 1,086,706
225,000 Montefiore Medical Center, 2.15%, 10/20/26
Callable 4/20/26 @ 100* ............. 220,982
1,360,000 UnitedHealth Group, Inc., 3.50%, 8/15/39
Callable 2/15/39 @ 100* ............. 1,103,298
2,410,986
Oil, Gas & Consumable Fuels (2.9%)
743,420 Evergy Missouri West Storm Funding I LLC,
Series A-1, 5.10%, 12/1/38 ........... 749,468
1,300,000 ONEOK, Inc., 6.35%, 1/15/31 Callable 10/15/30
@ 100* ........................ 1,395,645
1,200,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 1,222,158
3,367,271
Passenger Airlines (0.7%)
793,516 Alaska Airlines Pass-Through Trust, Series 2020,
4.80%, 8/15/27(a) ................. 797,602
Semiconductors & Semiconductor Equipment (1.9%)
2,178,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100* ................... 2,155,880
Specialty Retail (1.0%)
1,165,000 General Motors Financial Co., Inc., 5.90%,
1/7/35, Callable 10/7/34 @ 100* ....... 1,182,773
Tobacco (0.9%)
1,000,000 Altria Group, Inc., 5.63%, 2/6/35, Callable
11/6/34 @ 100* ................... 1,026,768
Total Corporate Bonds (Cost $26,368,951) .................. 25,095,694
Taxable Municipal Bonds (6.4%)
Indiana (1.0%)
1,025,000 Indiana Finance Authority Revenue, Series B,
6.60%, 2/1/39 .................... 1,133,281
Kentucky (0.6%)
320,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 294,842
430,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 400,896
695,738
Michigan (0.1%)
190,000 Michigan State Housing Development Authority
Revenue, Series B, 2.72%, 10/1/35,
Continuously Callable @100 .......... 169,638
Oklahoma (1.8%)
500,000 Grand River Dam Authority Revenue, Series B,
4.55%, 6/1/39, Continuously Callable @100 469,670
1,650,000 The University of Oklahoma Revenue, Series A,
3.87%, 7/1/32, Continuously Callable @100 1,609,507
2,079,177
Texas (2.9%)
785,000 Texas Department of Transportation State Highway
Fund Revenue, Series B, 5.18%, 4/1/30 ... 803,515
1,147,472 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.10%, 4/1/35 ............. 1,179,084
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.17%, 4/1/41 ............. 1,327,038
3,309,637
Total Taxable Municipal Bonds (Cost $7,645,654) .............. 7,387,471
Shares or
Principal
Amount Security Description Value
U.S. Government Agency Securities (2.6%)
Federal Farm Credit Banks Funding Corp.
$ 1,150,000 2.32% , 1/26/32 , Callable 9/11/25 @ 100 * .... $ 1,022,350
1,220,000 2.75% , 2/2/37 , Callable 9/11/25 @ 100 * .... 1,002,893
2,025,243
Federal Home Loan Banks
1,170,000 1.50%, 2/25/36, Callable 11/25/25 @ 100*(b) . 935,538
Total U.S. Government Agency Securities (Cost $3,277,387) ....... 2,960,781
U.S. Treasury Obligations (19.7%)
U.S. Treasury Bonds
19,465,000 3.13% , 8/15/44 ..................... 15,208,552
4,424,000 4.25% , 8/15/54 ..................... 3,960,690
19,169,242
U.S. Treasury Notes
1,100,000 4.13% , 9/30/27 ..................... 1,110,828
2,326,000 4.13% , 11/15/32 .................... 2,351,077
3,461,905
Total U.S. Treasury Obligations (Cost $24,689,314) ............. 22,631,147
Investment in Affiliates (2.7%)
3,109,155 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(d) ......... 3,109,155
Total Investment in Affiliates (Cost $3,109,155) ................ 3,109,155
Total Investments (Cost $118,785,164)(e) — 99.7% ............ 114,404,454
Other assets in excess of liabilities — 0.3% ................. 380,530
Net Assets - 100.0% ................................. $ 114,784,984

Schedule of Portfolio Investments
August 31, 2025
Bond Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(e) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T1Y 1 Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
August 31, 2025
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(40.8%)
Prime Fixed Mortgage-Backed Securities (1.5%)
$ 370,162 Brean Asset-Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100* (a) ................. $ 322,930
U.S. Government Agency Mortgage-Backed Securities (39.3%)
535,953 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 465,561
71,259 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 64,430
204,025 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 184,529
268,211 Fannie Mae, 3.50%, 9/1/52, Pool #FS6599 ... 242,510
102,145 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 92,459
205,539 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 192,249
110,297 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 103,120
219,988 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 212,889
250,421 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 241,466
95,301 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 91,970
67,262 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 65,056
93,040 Fannie Mae, 4.50%, 4/1/54, Pool #MA5326 ... 89,560
138,510 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 137,189
387,692 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 383,433
191,157 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 189,087
290,175 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 286,959
191,169 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 188,853
159,767 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 157,608
199,709 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 197,010
145,204 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 143,241
307,682 Fannie Mae, 5.50%, 3/1/54, Pool #MA5296 ... 309,897
226,232 Fannie Mae, 5.50%, 5/1/54, Pool #MA5353 ... 227,850
478,563 Fannie Mae, 5.50%, 6/1/54, Pool #MA5388 ... 481,960
400,127 Fannie Mae, 5.50%, 7/1/54, Pool #MA5420 ... 402,566
111,819 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 97,132
343,421 Freddie Mac, 3.00%, 7/1/52, Pool #SD8225 .. 298,253
98,897 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 89,535
182,590 Freddie Mac, 4.00%, 11/1/52, Pool #SD8265 . 170,765
120,107 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 112,322
239,247 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 230,723
48,835 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 47,138
157,428 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 151,649
198,281 Freddie Mac, 4.50%, 10/1/53, Pool #SD8365 . 190,892
170,623 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 169,084
471,970 Freddie Mac, 5.00%, 11/1/54, Pool #SD8474 . 465,591
63,847 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 64,469
235,922 Freddie Mac, 5.50%, 10/1/53, Pool #SD8367 . 237,693
191,507 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 192,866
97,043 Freddie Mac, 5.50%, 11/1/54, Pool #SD8475 . 97,635
178,809 Government National Mortgage Assoc., 3.50%,
10/20/52, Pool #MA8345 ............ 163,139
92,639 Government National Mortgage Assoc., 4.00%,
12/20/52, Pool #MA8488 ............ 87,163
190,542 Government National Mortgage Assoc., 4.50%,
9/20/52, Pool #786335 .............. 184,249
111,849 Government National Mortgage Assoc., 5.50%,
4/20/53, Pool #MA8801 ............. 113,335
8,315,085
Total Mortgage-Backed Securities (Cost $8,584,223) ......... 8,638,015
Corporate Bonds (13.1%)
Banks (1.9%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28 Callable 12/20/27 @ 100* .. 88,426
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34 Callable 4/25/33 @ 100* ....... 102,542
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38 .... 100,490
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29 Callable 7/25/28 @ 100* ....... $ 103,647
395,105
Capital Markets (1.1%)
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30 Callable 1/23/29 @ 100, MTN* ... 140,589
90,000 The Goldman Sachs Group, Inc., 5.18% (SOFR +
82 bps), 9/10/27 Callable 9/10/26 @ 100* . 90,164
230,753
Consumer Staples Distribution & Retail (0.5%)
100,000 Viking Baked Goods Acquisition Corp., 8.63%,
11/1/31, Callable 11/1/27 @ 104*(b) ..... 99,064
Energy Equipment & Services (0.5%)
100,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29, Callable 7/31/26 @ 104*(b) .... 99,736
Health Care Providers & Services (0.9%)
200,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV, 4.13%, 4/30/28, Callable 10/4/25 @
101*(b) ........................ 191,526
Media (1.5%)
200,000 Discovery Communications LLC, 3.63%, 5/15/30
Callable 2/15/30 @ 100* ............. 180,414
200,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42
Callable 9/15/41 @ 100* ............. 134,750
315,164
Metals & Mining (1.1%)
80,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30 Callable
4/15/26 @ 103*(b) ................. 80,902
150,000 Steel Dynamics, Inc., 5.25%, 5/15/35 Callable
2/15/35 @ 100* ................... 151,836
232,738
Multi-Utilities (0.7%)
150,000 Sempra, 4.13% (H15T5Y + 287 bps), 4/1/52,
Callable 1/1/27 @ 100* .............. 145,338
Oil, Gas & Consumable Fuels (2.5%)
80,000 Civitas Resources, Inc., 8.63%, 11/1/30 Callable
11/1/26 @ 104*(b) ................. 83,280
160,000 Kinder Morgan Energy Partners LP, 5.63%, 9/1/41 154,978
200,000 Kinetik Holdings LP, 6.63%, 12/15/28 Callable
12/15/25 @ 103*(b) ................ 205,789
90,000 Range Resources Corp., 8.25%, 1/15/29 Callable
9/19/25 @ 103* ................... 92,361
536,408
Pharmaceuticals (1.1%)
250,000 Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @
100* .......................... 239,869
Specialized REITs (0.9%)
200,000 Iron Mountain, Inc., 5.25%, 3/15/28, Callable
9/14/25 @ 101*(b) ................. 199,526
Technology Hardware, Storage & Peripherals (0.4%)
120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100* .......................... 94,512
Total Corporate Bonds (Cost $2,742,642) ................... 2,779,739

Continued
Schedule of Portfolio Investments
August 31, 2025
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
U.S. Government Agency Securities (2.1%)
Federal Farm Credit Banks Funding Corp.
$ 250,000 5.00%, 7/16/31, Callable 7/16/26 @ 100* .... $ 251,592
200,000 5.04%, 2/12/32, Callable 11/12/25 @ 100* ... 199,952
Total U.S. Government Agency Securities (Cost $449,880) ........ 451,544
U.S. Treasury Obligations (23.8%)
U.S. Treasury Bonds
200,000 2.13% , 2/15/54 ..................... 187,892
450,000 2.38% , 2/15/55 ..................... 435,022
70,000 3.63% , 2/15/44 ..................... 59,374
352,000 3.88% , 5/15/43 ..................... 312,057
356,000 4.50% , 2/15/36 ..................... 365,053
500,000 4.63% , 5/15/44 ..................... 486,367
1,845,765
U.S. Treasury Notes
150,000 1.63% , 10/15/29 .................... 157,703
150,000 1.88% , 7/15/34 ..................... 156,281
250,000 2.13% , 1/15/35 ..................... 262,561
200,000 4.00% , 7/31/32 ..................... 200,844
100,000 4.25% , 8/15/35 ..................... 100,172
800,000 4.38% , 5/15/34 ..................... 815,437
1,450,000 4.63% , 2/15/35 ..................... 1,499,164
3,192,162
Total U.S. Treasury Obligations (Cost $5,032,592) .............. 5,037,927
Yankee Debt Obligations (16.5%)
Aerospace & Defense (1.0%)
200,000 Embraer Netherlands Finance BV, 7.00%, 7/28/30,
Callable 4/28/30 @ 100*(b) ........... 216,146
Beverages (0.7%)
150,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29,
Callable 4/27/26 @ 103*(b) ........... 146,566
Capital Markets (0.5%)
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100* ................... 99,666
Containers & Packaging (0.9%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 10/4/25 @ 101*(b) ...... 188,991
Financial Services (1.2%)
250,000 Eagle Funding Luxco Sarl, 5.50%, 8/17/30,
Callable 7/17/30 @ 100*(b) ........... 253,640
Hotels, Restaurants & Leisure (2.1%)
200,000 Alsea SAB de CV, 7.75%, 12/14/26 Callable
10/4/25 @ 102*(b) ................. 200,361
250,000 Grupo Posadas SAB de CV, 7.00%, 12/30/27
Callable 9/14/25 @ 100*(b)(c) ......... 244,493
444,854
Industrial Conglomerates (0.9%)
200,000 KUO SAB De CV, 5.75%, 7/7/27, Callable 9/29/25
@ 100*(b) ...................... 199,662
Metals & Mining (1.0%)
100,000 Champion Iron Canada, Inc., 7.88%, 7/15/32
Callable 7/15/28 @ 104*(b) ........... 104,364
100,000 Hudbay Minerals, Inc., 6.13%, 4/1/29 Callable
10/4/25 @ 102*(b) ................. 101,073
205,437
Oil, Gas & Consumable Fuels (2.5%)
250,000 Petroleos Mexicanos, 5.35%, 2/12/28 ...... 245,107
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Oil, Gas & Consumable Fuels, continued:
$ 270,000 Petroleos Mexicanos, 6.50%, 3/13/27 ...... $ 271,105
516,212
Sovereign Bond (3.7%)
200,000 Brazilian Government International Bond, 4.63%,
1/13/28 Callable 10/13/27 @ 100* ...... 199,988
100,000 Dominican Republic International Bond, 5.95%,
1/25/27(b) ...................... 101,355
200,000 Guatemala Government Bond, 4.38%, 6/5/27(b) 198,100
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27 Callable
12/30/26 @ 100*(b) ................ 199,200
100,000 Romanian Government International Bond, 5.88%,
1/30/29(b) ...................... 102,181
800,824
Transportation Infrastructure (0.9%)
200,000 GMR Hyderabad International Airport, Ltd.,
4.25%, 10/27/27(b) ................ 196,815
Wireless Telecommunication Services (1.1%)
225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 10/4/25 @ 100*(b) ..... 222,976
Total Yankee Debt Obligations (Cost $3,422,111) .............. 3,491,789
Investment in Affiliates (0.7%)
147,463 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(d) ......... 147,463
Total Investment in Affiliates (Cost $147,463) ................. 147,463
Foreign Bond (1.7%)
Capital Markets (1.7%)
310,000 Bundlesobligation, Series 192, 2.20%, 10/10/30 361,567
Total Foreign Bond (Cost $352,520) ....................... 361,567
Total Investments (Cost $20,731,431)(e) — 98.7% ............. 20,908,044
Other assets in excess of liabilities — 1.3% ................. 264,921
Net Assets - 100.0% ................................. $ 21,172,965

Schedule of Portfolio Investments
August 31, 2025
Strategic Enhanced Yield Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At August 31, 2025, illiquid securities were 1.5% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(e) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
August 31, 2025
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (98.8%)
Colorado (3.8%)
$ 475,000 City of Colorado Springs CO Utilities System
Revenue, Series C, 2.75%, 11/1/40,
Continuously Callable @100(a) ......... $ 475,000
District of Columbia (4.3%)
530,000 Metropolitan Washington Airports Authority
Aviation Revenue, Series D-1, 2.63%, 10/1/39,
Continuously Callable @100(a) ......... 530,000
Florida (1.6%)
200,000 County of Palm Beach FL Revenue, 2.66%,
7/1/32, Callable 10/1/25 @ 100*(a) ...... 200,000
Hawaii (2.5%)
310,000 State of Hawaii, GO, Series EY, 5.00%, 10/1/26,
Continuously Callable @100 .......... 310,629
Illinois (13.2%)
350,000 City of Rockford IL, GO, 5.00%, 12/15/25, BAM 352,168
400,000 Huntley Park District, GO, Series A, 5.00%,
12/30/25, BAM ................... 402,760
300,000 Illinois Finance Authority Revenue, Series B,
2.20%, 7/15/55, Continuously Callable
@100(a) ........................ 300,000
265,000 Richland County Community Unit School District
No. 1, GO, 5.00%, 12/1/25, BAM ....... 266,373
305,000 West Chicago Park District, GO, Series A, 5.00%,
12/1/25, BAM .................... 306,511
1,627,812
Indiana (6.4%)
390,000 Center Grove Community School Corp., GO,
5.00%, 1/1/26, ST INTERCEPT ......... 392,222
400,000 Lafayette School Corp., GO, 5.00%, 1/15/26, ST
INTERCEPT ...................... 402,548
794,770
Lousiana (1.6%)
200,000 East Baton Rouge Parish Industrial Development
Board, Inc. Revenue, Series A, 2.27%, 8/1/35,
Continuously Callable @100(a) ......... 200,000
Mississippi (3.2%)
400,000 Mississippi Business Finance Corp. Revenue,
Series C, 2.85%, 12/1/30, Callable 10/1/25 @
100*(a) ........................ 400,000
Ohio (42.0%)
425,000 American Municipal Power, Inc. Revenue, 4.25%,
11/6/25, NT STANDBY .............. 425,811
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio, continued:
$ 400,000 City of Elyria OH, GO, 4.38%, 6/25/26 ...... $ 404,203
500,000 City of Fairview Park OH, GO, 5.00%, 11/13/25 501,595
450,000 City of Huber Heights OH, GO, 5.00%, 6/25/26 457,795
403,000 City of Marysville OH, GO, Series B, 5.38%,
8/6/26 ......................... 411,335
500,000 City of Richmond Heights OH, GO, 4.50%,
7/30/26, NT STANDBY .............. 506,468
350,000 City of Vandalia OH, GO, 4.75%, 8/18/26 .... 355,257
400,000 City of Wyoming OH, GO, 3.88%, 10/15/25, NT
STANDBY ....................... 400,439
500,000 County of Belmont OH, GO, 4.50%, 8/11/26 .. 506,636
469,000 County of Lake OH, GO, 4.25%, 11/6/25 ..... 469,924
400,000 County of Trumbull OH, GO, 4.00%, 3/12/26, NT
STANDBY(b) ..................... 402,129
350,000 Village of Oakwood OH, GO, 4.75%, 6/11/26, NT
STANDBY ....................... 354,588
5,196,180
Oklahoma (4.1%)
500,000 Oklahoma County Finance Authority Revenue,
5.00%, 10/1/25 ................... 500,785
South Carolina (4.1%)
500,000 Saxe Gotha-Lexington Public Facilities Corp.
Revenue, 4.75%, 3/12/26 ............ 503,995
Tennessee (2.1%)
265,000 Montgomery County Public Building Authority
Revenue, 2.79%, 11/1/27, Callable 10/1/25 @
100*(a) ........................ 265,000
Texas (3.5%)
430,000 City of Austin TX Revenue, Series B, 2.63%,
11/15/29, Continuously Callable @100(a) .. 430,000
Wisconsin (3.2%)
400,000 Cambridge School District Revenue, 4.50%,
9/3/25 ......................... 400,013
Wyoming (3.2%)
400,000 County of Lincoln WY Revenue, 2.27%, 10/1/44,
Continuously Callable @100(a) ......... 400,000
Total Municipal Bonds (Cost $12,222,527) .................. 12,234,184
Investment in Affiliates (0.1%)
16,584 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(c) ......... 16,584
Total Investment in Affiliates (Cost $16,584) .................. 16,584
Total Investments (Cost $12,239,111)(d) — 98.9% ............. 12,250,768
Other assets in excess of liabilities — 1.1% ................. 136,203
Net Assets - 100.0% ................................. $ 12,386,971
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at August 31, 2025.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
BAM Build America Mutual Assurance Company
GO General Obligation
NT STANDBY Northern Trust Standby Letter of Credit
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
August 31, 2025
World Energy Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Common Stocks (94.5%)
Aerospace & Defense (4.6%)
23,000 BWX Technologies, Inc. ................ $ 3,726,920
6,000 Curtiss-Wright Corp. .................. 2,868,900
6,595,820
Communications Equipment (1.9%)
20,000 Arista Networks, Inc.(a) ................ 2,731,000
Construction & Engineering (1.0%)
35,000 Fluor Corp.(a) ...................... 1,435,700
2,952 MDU Resources Group, Inc. ............. 48,088
1,483,788
Electric Utilities (1.3%)
1,405 Genie Energy, Ltd., Class B .............. 21,496
419 IDACORP, Inc. ...................... 52,417
670 MGE Energy, Inc. .................... 57,051
22,000 Oklo , Inc.(a) ....................... 1,620,080
780 Otter Tail Corp. ...................... 65,512
1,816,556
Electrical Equipment (10.1%)
10,000 Eaton Corp. PLC .................... 3,491,400
11,500 GE Vernova , Inc. ..................... 7,049,155
4,000 Hubbell, Inc. ....................... 1,723,960
18,000 Vertiv Holdings Co., Class A ............. 2,295,900
14,560,415
Energy Equipment & Services (13.4%)
100,349 Baker Hughes Co. .................... 4,555,845
310 Halliburton Co. ..................... 7,046
298 Helmerich & Payne, Inc. ................ 6,225
70,428 Noble Corp. PLC .................... 2,029,735
495 Schlumberger NV .................... 18,236
115,000 TechnipFMC PLC .................... 4,227,400
27,596 Tenaris SA ADR ..................... 998,699
40,000 Tidewater, Inc.(a) .................... 2,408,000
219 Valaris , Ltd.(a) ...................... 10,878
78,000 Weatherford International PLC ............ 4,968,990
19,231,054
Gas Utilities (0.3%)
885 Atmos Energy Corp. .................. 147,025
493 Chesapeake Utilities Corp. .............. 60,925
1,673 National Fuel Gas Co. ................. 145,116
901 Northwest Natural Holding Co. ........... 37,418
498 ONE Gas, Inc. ...................... 38,097
163 Southwest Gas Holdings, Inc. ............ 13,020
476 UGI Corp. ......................... 16,489
458,090
Independent Power and Renewable Electricity Producers (0.2%)
1,811 Brookfield Renewable Corp. ............. 61,031
2,924 Central Puerto SA ADR, Class A .......... 31,228
1,449 Ormat Technologies, Inc. ............... 133,149
225,408
Multi-Utilities (0.2%)
2,516 National Grid PLC ADR ................ 177,554
910 NiSource, Inc. ...................... 38,466
700 NorthWestern Energy Group, Inc. .......... 40,257
344 WEC Energy Group, Inc. ................ 36,639
292,916
Oil, Gas & Consumable Fuels (59.3%)
85,000 Antero Resources Corp.(a) .............. 2,713,200
78,740 Cameco Corp. ...................... 6,093,689
950 Canadian Natural Resources, Ltd. .......... 30,067
10,000 Centrus Energy Corp., Class A(a) .......... 2,017,300
12,813 Cheniere Energy, Inc. .................. 3,098,440
30,051 Chevron Corp. ...................... 4,826,191
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
90,000 Comstock Resources, Inc.(a) ............. $ 1,451,700
521 ConocoPhillips ..................... 51,563
123 Core Natural Resources, Inc. ............. 9,134
26,000 Diamondback Energy, Inc. .............. 3,867,760
63,974 Enbridge, Inc. ...................... 3,092,503
150,000 Energy Fuels, Inc.(a) .................. 1,734,000
256 EOG Resources, Inc. .................. 31,954
70,000 EQT Corp. ......................... 3,628,800
35,000 Expand Energy Corp. .................. 3,387,300
14,262 Exxon Mobil Corp. ................... 1,630,004
10,000 Gulfport Energy Corp.(a) ............... 1,740,300
7,306 Kinder Morgan, Inc. .................. 197,116
70,000 Mach Natural Resources LP ............. 996,100
31,253 Marathon Petroleum Corp. .............. 5,616,477
80,000 Matador Resources Co. ................ 4,028,800
10,314 ONEOK, Inc. ....................... 787,783
525 Peabody Energy Corp. ................. 9,135
16,387 Pembina Pipeline Corp. ................ 618,937
270,000 Permian Resources Corp. ............... 3,858,300
32,095 Phillips 66 ........................ 4,287,250
90,000 Range Resources Corp. ................ 3,084,300
87,033 Shell PLC ADR ...................... 6,429,998
6,085 Targa Resources Corp. ................. 1,020,820
16,867 TC Energy Corp. ..................... 878,096
1,021 Texas Pacific Land Corp. ............... 953,083
82,818 The Williams Cos., Inc. ................ 4,793,506
25,050 Valero Energy Corp. .................. 3,807,850
240,000 Venture Global, Inc., Class A ............. 3,120,000
30,000 Viper Energy, Inc., Class A .............. 1,195,350
85,086,806
Semiconductors & Semiconductor Equipment (2.1%)
10,000 Broadcom, Inc. ...................... 2,973,900
Water Utilities (0.1%)
917 American States Water Co. .............. 68,344
379 American Water Works Co., Inc. ........... 54,390
1,034 California Water Service Group ........... 48,526
177 Essential Utilities, Inc. ................. 6,993
636 Middlesex Water Co. .................. 34,052
212,305
Total Common Stocks (Cost $102,908,470) .................. 135,668,058
Corporate Bonds (2.4%)
Energy Equipment & Services (0.7%)
$ 715,000 Halliburton Co., 2.92%, 3/1/30 Callable 12/1/29
@ 100* ........................ 672,219
400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28
Callable 2/17/28 @ 100*(b) ........... 398,898
1,071,117
Oil, Gas & Consumable Fuels (1.7%)
500,000 APA Corp., 6.10%, 2/15/35 Callable 11/15/34 @
100*(b) ........................ 500,399
463,000 Civitas Resources, Inc., 8.75%, 7/1/31 Callable
7/1/26 @ 104*(b) ................. 476,406
400,000 Comstock Resources, Inc., 6.75%, 3/1/29
Callable 9/19/25 @ 102*(b) ........... 394,349
700,000 Continental Resources, Inc., 4.38%, 1/15/28
Callable 10/15/27 @ 100* ............ 695,573
400,000 Range Resources Corp., 8.25%, 1/15/29 Callable
9/19/25 @ 103* ................... 410,491

Schedule of Portfolio Investments
August 31, 2025
World Energy Fund

See notes to financial statements.
Concluded
The Adviser has determined that 49.13% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$ 2,477,218
Total Corporate Bonds (Cost $3,504,197) ................... 3,548,335
Yankee Debt Obligations (1.6%)
Energy Equipment & Services (0.5%)
$ 700,000 Valaris , Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104*(b) ........................ 728,743
Oil, Gas & Consumable Fuels (1.1%)
725,000 Enbridge, Inc., 1.60%, 10/4/26 Callable 9/4/26 @
100* .......................... 704,597
813,750 Transocean, Inc., 8.75%, 2/15/30 Callable
2/15/26 @ 104*(b) ................. 861,506
1,566,103
Total Yankee Debt Obligations (Cost $2,241,367) .............. 2,294,846
Investment in Affiliates (1.3%)
1,806,560 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(c) ......... 1,806,560
Total Investment in Affiliates (Cost $1,806,560) ................ 1,806,560
Total Investments (Cost $110,460,594)(d) — 99.8% ............ 143,317,799
Other assets in excess of liabilities — 0.2% ................. 254,895
Net Assets - 100.0% ................................. $ 143,572,694
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Hedged Equity Income Fund

See notes to financial statements.
Shares Security Description Value
Common Stocks (98.3%)
Aerospace & Defense (2.0%)
1,800 General Dynamics Corp.+ ............... $ 584,226
Banks (5.5%)
2,800 JPMorgan Chase & Co.+ ............... 843,976
15,800 Truist Financial Corp.+ ................. 739,756
1,583,732
Beverages (1.6%)
3,100 PepsiCo, Inc.+ ...................... 460,815
Biotechnology (3.7%)
5,100 AbbVie, Inc.+ ....................... 1,073,040
Broadline Retail (4.4%)
5,600 Amazon.com, Inc.+(a) ................. 1,282,400
Capital Markets (7.6%)
600 Blackrock, Inc.+ ..................... 676,284
4,000 Lazard, Inc.+ ....................... 228,640
8,600 Morgan Stanley+ .................... 1,294,128
2,199,052
Communications Equipment (3.4%)
3,200 Cisco Systems, Inc.+ .................. 221,088
1,600 Motorola Solutions, Inc.+ ............... 755,936
977,024
Containers & Packaging (1.3%)
7,800 International Paper Co.+ ................ 387,504
Electric Utilities (3.0%)
7,000 Duke Energy Corp.+ .................. 857,430
Electrical Equipment (2.9%)
6,300 Emerson Electric Co.+ ................. 831,600
Financial Services (1.8%)
1,500 Visa, Inc., Class A+ ................... 527,670
Health Care Providers & Services (3.3%)
6,400 Cardinal Health, Inc.+ ................. 952,192
Hotels, Restaurants & Leisure (2.4%)
2,200 McDonald's Corp.+ ................... 689,788
Household Products (1.1%)
2,100 The Procter & Gamble Co.+ ............. 329,784
Industrial REITs (1.9%)
14,800 STAG Industrial, Inc.+ ................. 545,380
Insurance (2.3%)
6,100 Prudential Financial, Inc.+ .............. 668,926
Interactive Media & Services (6.9%)
5,600 Alphabet, Inc., Class C+ ................ 1,195,768
Shares Security Description Value
Common Stocks, continued:
Interactive Media & Services, continued:
1,100 Meta Platforms, Inc., Class A+ ............ $ 812,570
2,008,338
IT Services (3.5%)
1,500 Accenture PLC, Class A+ ............... 389,955
2,600 International Business Machines Corp.+ ..... 633,074
1,023,029
Oil, Gas & Consumable Fuels (3.5%)
7,500 Phillips 66+ ........................ 1,001,850
Pharmaceuticals (3.3%)
12,000 AstraZeneca PLC ADR+ ................ 958,800
Semiconductors & Semiconductor Equipment (10.8%)
5,600 Broadcom, Inc.+ ..................... 1,665,384
8,400 NVIDIA Corp.+ ...................... 1,463,112
3,128,496
Software (8.4%)
600 Intuit, Inc.+ ........................ 400,200
4,000 Microsoft Corp.+ .................... 2,026,760
2,426,960
Specialized REITs (1.5%)
4,500 Crown Castle, Inc.+ ................... 446,130
Specialty Retail (2.9%)
2,100 The Home Depot, Inc.+ ................ 854,217
Technology Hardware, Storage & Peripherals (4.6%)
5,800 Apple, Inc.+ ........................ 1,346,412
Trading Companies & Distributors (4.7%)
14,700 Fastenal Co.+ ...................... 730,002
7,100 MSC Industrial Direct Co., Inc.+ .......... 640,633
1,370,635
Total Common Stocks (Cost $20,533,373) ................... 28,515,430
Purchased Options ( 0.4% )^
8 S&P 500 Index ...................... 44,000
7 S&P 500 Index ...................... 46,830
2 S&P 500 Index ...................... 14,120
Total Purchased Options (Cost $442,699) ................... 104,950
Investment in Affiliates (1.9%)
563,370 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.08%(b) ......... 563,370
Total Investment in Affiliates (Cost $563,370) ................. 563,370
Total Investments (Cost $21,539,442)(c) — 100.6% ............ 29,183,750
Liabilities in excess of other assets — (0.6)% ................ (161,461)
Net Assets - 100.0% ................................. $ 29,022,289
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2025.
(c) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
PLC Public Limited Company
^ See Options table below for more details.

Schedule of Portfolio Investments
August 31, 2025
Hedged Equity Income Fund

See notes to financial statements.
Concluded
At August 31, 2025, the Fund's exchange traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
S&P 500 Index Put 5,175.00 USD 3/20/26 8 $ 41,400 $ 44,000
S&P 500 Index Put 5,350.00 USD 3/20/26 7 37,450 46,830
S&P 500 Index Put 5,400.00 USD 3/20/26 2 10,800 14,120
Total (Cost $442,699) $ 104,950
At August 31, 2025, the Fund's exchange traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
AbbVie, Inc. Call 220.00 USD 9/19/25 27 $ 5,940 $ (1,890)
Alphabet, Inc. Call 220.00 USD 9/19/25 14 3,080 (5,670)
Alphabet, Inc. Call 230.00 USD 10/17/25 14 3,220 (4,760)
Amazon.com, Inc. Call 250.00 USD 9/19/25 14 3,500 (378)
Apple, Inc. Call 255.00 USD 9/19/25 29 7,395 (696)
AstraZeneca PLC ADR Call 82.50 USD 9/19/25 60 4,950 (4,500)
BlackRock, Inc. Call 1,110.00 USD 10/17/25 5 5,550 (21,550)
Cardinal Health, Inc. Call 160.00 USD 9/19/25 39 6,240 (1,092)
Cardinal Health, Inc. Call 170.00 USD 9/19/25 25 4,250 (75)
Cisco Systems, Inc. Call 77.50 USD 9/19/25 16 1,240 (48)
Crown Castle International Corp. Call 125.00 USD 9/19/25 30 3,750 (150)
Duke Energy Corp. Call 130.00 USD 9/19/25 35 4,550 (1,120)
Emerson Electric Co. Call 125.00 USD 9/19/25 55 6,875 (42,350)
Fastenal Co. Call 52.50 USD 10/17/25 5 263 (475)
General Dynamics Corp. Call 320.00 USD 10/17/25 9 2,880 (9,180)
Intuit, Inc. Call 720.00 USD 9/19/25 3 2,160 (441)
JPMorgan Chase & Co. Call 325.00 USD 9/19/25 12 3,900 (336)
Lazard, Inc. Call 65.00 USD 10/17/25 20 1,300 (200)
McDonald's Corp. Call 325.00 USD 9/19/25 11 3,575 (759)
Meta Platform, Inc. Call 815.00 USD 9/19/25 4 3,260 (460)
Microsoft Corp. Call 495.00 USD 10/17/25 19 9,405 (46,911)
Morgan Stanley Call 155.00 USD 9/19/25 46 7,130 (6,394)
Motorola Solutions, Inc. Call 480.00 USD 9/19/25 8 3,840 (3,200)
MSC Industrial Direct Co., Inc. Call 95.00 USD 9/19/25 33 3,135 (825)
NVIDIA Corp. Call 175.00 USD 9/19/25 20 3,500 (10,900)
PepsiCo, Inc. Call 165.00 USD 10/17/25 16 2,640 (1,456)
Phillips 66 Call 145.00 USD 10/17/25 38 5,510 (5,320)
The Home Depot, Inc. Call 350.00 USD 9/19/25 3 1,050 (17,010)
The Home Depot, Inc. Call 415.00 USD 9/19/25 8 3,320 (2,280)
Truist Financial Corp. Call 50.00 USD 10/17/25 79 3,950 (4,424)
Total (Premiums $(335,147)) $ (194,850)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statements of Assets and Liabilities for Written Options
Value
Written Options $ (194,850)

Notes to the Financial Statements
August 31, 2025

1. Organization:
The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”.
As of August 31, 2025 , the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund,
and Hedged Equity Income Fund (formerly Hedged Income Fund) (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Equity Income Fund, which is non-diversified. The Limited Duration Fund, Bond Fund, Strategic Enhanced Yield
Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Equity Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional
Shares, and Select Shares. In addition, the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fair Value Measurements:
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”)
determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.
The following is a summary categorization, as of August 31, 2025 , of each Fund’s investments in the fair value hierarchy:
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
U.S. Treasury Fund
U.S. Treasury Obligations ............................... $ — $ 473,637,325 $ — $ 473,637,325
Repurchase Agreements ................................ — 1,200,000,000 — 1,200,000,000
Investment Companies ................................. 176,020,066 — — 176,020,066
Total Investments ..................................... 176,020,066 1,673,637,325 — 1,849,657,391
Government Securities Money Market Fund
U.S. Government Agency Securities ......................... — 1,190,857,778 — 1,190,857,778
U.S. Treasury Obligations ............................... — 34,219,798 — 34,219,798
Repurchase Agreements ................................ — 1,740,000,000 — 1,740,000,000
Investment Companies ................................. 170,007,853 — — 170,007,853
Total Investments ..................................... 170,007,853 2,965,077,576 — 3,135,085,429

Notes to the Financial Statements
August 31, 2025

Securities Valuation:
The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money
Market Funds can be expected to vary inversely with changes in prevailing interest rates.
The following is an overview of how securities are valued in the Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,
World Energy Fund, and Hedged Equity Income Fund (the “Variable Net Asset Value Funds”).
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
Limited Duration Fund
Corporate Bonds
1
..................................... $ — $ 4,737,748 $ — $ 4,737,748
Taxable Municipal Bonds
2
............................... — 89,858 — 89,858
U.S. Government Agency Securities ......................... — 1,423,758 — 1,423,758
U.S. Treasury Obligations ............................... — 2,406,309 — 2,406,309
Mortgage-Backed Securities .............................. — 7,535,433 — 7,535,433
Asset-Backed Securities ................................ — 9,155,509 — 9,155,509
Investment in Affiliates ................................. 2,822,563 — — 2,822,563
Commercial Mortgage-Backed Securities ..................... — 10,284 — 10,284
Total Investments ..................................... 2,822,563 25,358,899 — 28,181,462
Bond Fund
Corporate Bonds
1
..................................... — 25,095,694 — 25,095,694
Taxable Municipal Bonds
2
............................... — 7,387,471 — 7,387,471
U.S. Government Agency Securities ......................... — 2,960,781 — 2,960,781
U.S. Treasury Obligations ............................... — 22,631,147 — 22,631,147
Mortgage-Backed Securities .............................. — 33,996,647 — 33,996,647
Investment in Affiliates ................................. 3,109,155 — — 3,109,155
Commercial Mortgage-Backed Securities ..................... — 1,268,411 — 1,268,411
Asset-Backed Securities ................................ — 17,955,148 — 17,955,148
Total Investments ..................................... 3,109,155 111,295,299 — 114,404,454
Strategic Enhanced Yield Fund
Corporate Bonds
1
..................................... — 2,779,739 — 2,779,739
U.S. Government Agency Securities ......................... — 451,544 — 451,544
U.S. Treasury Obligations ............................... — 5,037,927 — 5,037,927
Yankee Debt Obligations ................................ — 3,491,789 — 3,491,789
Investment in Affiliates ................................. 147,463 — — 147,463
Mortgage-Backed Securities .............................. — 8,638,015 — 8,638,015
Foreign Bond ....................................... — 361,567 — 361,567
Total Investments ..................................... 147,463 20,760,581 — 20,908,044
Ultra Short Tax-Free Income Fund
Municipal Bonds
2
..................................... — 12,234,184 — 12,234,184
Investment in Affiliates ................................. 16,584 — — 16,584
Total Investments ..................................... 16,584 12,234,184 — 12,250,768
World Energy Fund
Common Stocks
1
..................................... 135,668,058 — — 135,668,058
Corporate Bonds
1
..................................... — 3,548,335 — 3,548,335
Yankee Debt Obligations ................................ — 2,294,846 — 2,294,846
Investment in Affiliates ................................. 1,806,560 — — 1,806,560
Total Investments ..................................... 137,474,618 5,843,181 — 143,317,799
Hedged Equity Income Fund
Common Stocks
1
..................................... 28,515,430 — — 28,515,430
Purchased Options .................................... 104,950 — — 104,950
Written Options ...................................... (194,850) — — (194,850)
Investment in Affiliates ................................. 563,370 — — 563,370
Total Investments ..................................... 28,988,900 — — 28,988,900
1 Please see the Schedule of Portfolio investments for Mortgage-Backed Securities classification.
2 Please see the Schedule of Portfolio Investments for Industry classification.
3 Please see the Schedule of Portfolio Investments for State classification.

Notes to the Financial Statements
August 31, 2025

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.
Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as
Level 2 in the fair value hierarchy.
Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.
Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the
Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
Securities Sold Short:
The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
The Funds did not engage in short sales during the year ending August 31, 2025 .
Options Contracts:
Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge
(or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.
The Hedged Equity Income Fund engaged in purchased and written options activity during the year ending August 31, 2025 , detailed below.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written.
Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund

Notes to the Financial Statements
August 31, 2025

bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the year ended August 31, 2025 , the monthly average notional amount for written options contracts was $129 thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities for Hedged Equity Income Fund, categorized by risk exposure, as of August 31, 2025 :
Security Transactions and Related Income:
For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of portfolio investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Fluctuations arising from changes in foreign exchange rates on investments are included in the net realized and unrealized gains and losses on investments and foreign currencies. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
Real Estate Investment Trusts:
Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually.
Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A
REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of August 31, 2025 , are identified below:
Repurchase Agreements:
The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase
Agreements (“MRA”) permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the
MRA with collateral posted by the counterparty and create one net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statements of Assets
and Liabilities Location Total Fair Value
Statements of Assets
and Liabilities Location Total Fair Value
Equity Risk
Options Contracts $— Written Options Contracts $194,850
Hedged Equity Income Fund
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
811,171 282,507
Options Contracts
Hedged Equity Income Fund
Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/(depreciation) on written options contracts
$346,333 $(63,983)
Security Acquisition Date Acquisition Cost Principal Amount Fair Value
Strategic Enhanced Yield Fund:
Brean Asset- Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27
@ 100 ....................................................... 03/25/21 $339,326

$370,162

$322,930

Notes to the Financial Statements
August 31, 2025

may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the
MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Distributions to Shareholders:
Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy Fund and Hedged
Equity Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.
The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Allocations:
Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.
3. Fees and Transactions with Related and Other Parties:
The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-
specific fees, through December 31, 2025.
The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
Investment Sub-Advisory Services are provided to the Hedged Equity Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory
Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Equity Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Equity Income Fund.
Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC ("LM Capital") pursuant to an Investment Sub-Advisory
Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.
Fund
Annual Advisory Fee
(as a percentage of net
assets)
Annual Expense
Limitation
U.S. Treasury Fund ...................................................................................................................... 0.05% —
Government Securities Money Market Fund ............................................................................... 0.05% —
Limited Duration Fund ................................................................................................................ 0.15% 0.50%*
Bond Fund .................................................................................................................................. 0.20% —
Strategic Enhanced Yield Fund .................................................................................................... 0.50% 0.76%*
Ultra Short Tax-Free Income Fund ............................................................................................... 0.15% 0.35%*
World Energy Fund ..................................................................................................................... 0.60% 0.90%*
Hedged Equity Income Fund ....................................................................................................... 0.80% 1.10%*
Fund
Annual Administration Fee
(as a percentage of net
assets)
U.S. Treasury Fund ................................................................................................................................................................................. 0.05%
Government Securities Money Market Fund .......................................................................................................................................... 0.05%
Limited Duration Fund ........................................................................................................................................................................... 0.08%
Bond Fund ............................................................................................................................................................................................. 0.08%
Strategic Enhanced Yield Fund ............................................................................................................................................................... 0.08%
Ultra Short Tax-Free Income Fund .......................................................................................................................................................... 0.08%
World Energy Fund ................................................................................................................................................................................ 0.08%
Hedged Equity Income Fund .................................................................................................................................................................. 0.08%

Notes to the Financial Statements
August 31, 2025

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the year ending
August 31, 2025 , Citi was paid $482,964 by the Administrator. Citi serves the Trust as fund accountant and receives additional fees for its services as fund accountant which are paid by the Funds.
Pursuant to a services agreement, the Trust pays PINE Advisors LLC ("PINE") to perform certain services including making an employee available to serve as the Funds'
Chief Compliance Officer (the "CCO") and Principal Financial Accounting Officer (the "PFAO"). For the year ended August 31, 2025, PINE received $257,048 for CCO and PFAO services under the agreement.
BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-
pocket expenses incurred.
FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.
Certain officers of the Trust are affiliated with the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.
Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and
CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A
Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the year ending August 31, 2025 , BOKF received $5,543,322 under the agreement.
The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations receive a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative,
Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the year ending August 31 , 2025 , BOKF received net shareholder servicing fees of $5,920,616. For shareholder purchases made through
BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the Money
Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2025. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.
From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. These reductions are typically computed daily or monthly and settled monthly. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the year ending August 31,
2025 , is noted below:
4. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the year ending August 31, 2025 were as follows:
Fund
Fair Value
8/31/24 Purchases Sales
Net
Realized
Gains/
(Losses)
Net Change
in Unrealized
Appreciation/
Depreciation
Fair Value
8/31/25
Shares as of
8/31/25
Dividend
Income
Limited Duration Fund ........ $ 1,399,907 $ 13,370,834 $ (11,948,178) $ — $ — $ 2,82 2,563 2,82 2,563 $ 54,728
Bond Fund ............... 1,066,727 38,311,230 (36,268,802) — — 3,109,155 3,109,155 86,103
Strategic Enhanced Yield Fund .. 895,853 23,369,909 (24,118,299) — — 147,463 147,463 19,410
Ultra Short Tax-Free Income Fund 32,154 15,446,311 (15,461,881) — — 16,584 16,584 12,486
World Energy Fund .......... 1,050,382 61,410,511 (60,654,333) — — 1,806,560 1,806,560 68,596
Hedged Equity Income Fund .... 344,418 9,978,352 (9,759,400) — — 563,370 563,370 18,610
$ 4,789,441 $ 161,887,147 $ (158,210,893) $ — $ — $ 8,465,695 8,465,695 $ 259,933
Fund Purchases Sales
Limited Duration Fund .......................................................................... $ 1,056,115 $ 6, 349 , 448
Bond Fund .................................................................................. 12,120,683 15,114 , 883
Strategic Enhanced Yield Fund .................................................................... 9 , 523 , 914 8,9 63 , 658
Ultra Short Tax-Free Income Fund .................................................................. 16 , 598 , 3 33 14 , 80 0,000
World Energy Fund ............................................................................ 215 , 093 , 297 191 , 266 , 528
Hedged Equity Income Fund ...................................................................... 5,097,927 8,785,715

Notes to the Financial Statements
August 31, 2025

Purchases and sales of long-term U.S. government securities for the year ending August 31, 2025 , were as follows:
5. Credit Risk and Other Risk Considerations:
The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.
The Limited Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.
The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.
Hedged Equity Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-
related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.
6. Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
At August 31, 2025 , the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:
Fund Purchases Sales
Limited Duration Fund .......................................................................... $ 579,537 $ 5 , 084 , 910
Bond Fund .................................................................................. 15 , 899 , 908 20 , 468 , 233
Strategic Enhanced Yield Fund .................................................................... 19 , 505 , 908 12,7 88 , 389
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Fund .............................. $ 1,849,657,391 $ — $ — $ —
Government Securities Money Market ................. 3,135,085,429 — — —
Limited Duration Fund ............................ 30,417,085 464,503 (2,700,126) (2,235,623)
Bond Fund .................................... 118,861,853 1,130,860 (5,588,259) (4,457,399)
Strategic Enhanced Yield Fund ...................... 20,745,010 249,883 (86,849) 163,034
Ultra Short Tax-Free Income Fund .................... 12,239,110 11,658 — 11,658
World Energy Fund .............................. 110,597,045 32,976,463 (255,709) 32,720,754
Hedged Equity Income Fund ........................ 20,889,221 8,730,889 (631,210) 8,099,679

Notes to the Financial Statements
August 31, 2025

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2025, and 2024, were as follows:
As of August 31, 2025 , the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions Paid From:
2025
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 70,374,314 $ — $ 70,374,314 $ — $ 70,374,314
Government Securities Money Market Fund ............ 126 ,619, 742 27 126,619,769 — 126,619,769
Limited Duration Fund ........................... 1,084,952 — 1,084,952 — 1,084,952
Bond Fund ................................... 4,390,577 — 4,390,577 — 4,390,577
Strategic Enhanced Yield Fund ..................... 863,538 — 863,538 — 863,538
Ultra Short Tax-Free Income Fund ................... 11,427 — 11,427 358,439 369,866
World Energy Fund ............................. 992,094 — 992,094 — 992,094
Hedged Equity Income Fund ....................... 269,367 — 269,367 — 269,367
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions Paid From:
2024
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 84,832,858 $ — $ 84,832,858 $ — $ 84,832,858
Government Securities Money Market Fund ............ 129,751,367 — 129,751,367 — 129,751,367
Limited Duration Fund ........................... 975,762 — 975,762 — 975,762
Bond Fund ................................... 4,280,968 — 4,280,968 — 4,280,968
Strategic Enhanced Yield Fund ..................... 313,224 — 313,224 — 313,224
Ultra Short Tax-Free Income Fund ................... 14,421 — 14,421 409,923 424,344
World Energy Fund ............................. 1,752,122 — 1,752,122 — 1,752,122
Hedged Equity Income Fund ....................... 519,377 — 519,377 — 519,377
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Undistributed
Ordinary
Income/Tax
Exempt Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses*
Unrealized
Appreciation/
(Depreciation)**
Total
Accumulated
Earnings/
(Deficit)
U.S. Treasury Fund ................. $ 5,797,889 $ — $ 5,797,889 $ (5,797,180) $ (11,747) $ — $ (11,038)
Government Securities Money Market Fund 10,128,308 — 10,128,308 (10,088,970) — — 39,338
Limited Duration Fund ............... 137,022 — 137,022 (79,336) (13,821,909) (2,235,623) (15,999,846)
Bond Fund ....................... 373,226 — 373,226 (374,371) (13,373,099) (4,457,399) (17,831,643)
Strategic Enhanced Yield Fund ......... 80,976 — 80,976 (82,544) (2,499,663) 163,049 (2,338,182)
Ultra Short Tax-Free Income Fund ....... 30,137 — 30,137 (29,855) (759) 11,658 11,181
World Energy Fund ................. 273,621 — 273,621 — (10,188,809) 32,720,754 22,80 5,566
Hedged Equity Income Fund ........... 47,703 — 47,703 — (2,319,521) 8,099,679 5,827,861
* See below for post-October losses and capital loss carryforwards.
** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, straddles, and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements
August 31, 2025

At August 31, 2025 , the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.
Capital loss carryforwards not subject to expiration:
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
7. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each
Fund included herein is deemed to be an individual reporting segment and Officers of the Funds collectively act as each Fund's CODM. The CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
8. Accounting Pronouncements and Regulations:
In December 2023, FASB issued Accounting Standards Update 2023-09, Improvements to Income Tax Disclosures ("ASU 2023-09"), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements.
9. Business Combinations:
In April 2024, the Board of the Trust approved Cavanal Hill’s proposal to merge Moderate Duration Fund (the “Target Fund”) into Limited Duration Fund (the “Acquiring
Fund”), the accounting survivor. The Agreement and Plan of Reorganization were approved by the Board on April 25, 2024. The investment objective and principal investment strategy of the Target Fund were materially similar to those of the Acquiring Fund. The purpose of the transaction was to increase operational efficiencies with a larger combined asset base. The transaction was effective after the close of business on August 2, 2024. The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on August 2, 2024.
The investment portfolio of the Target Fund, with a fair value of approximately $6,404,878 and identified cost of approximately $6,716,400 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
U.S. Treasury Fund ....................................................... $ 11,747 $ – $ 11,747
Limited Duration Fund ..................................................... 2,323,754 11,498,155 13,821,909
*
Bond Fund ............................................................. 5,054,037 8,319,062 13,373,099
Strategic Enhanced Yield Fund ............................................... 834,727 1,664,936 2,499,663
Ultra Short Tax-Free Income Fund ............................................. 337 422 759
World Energy Fund ....................................................... 10,188,809 – 10,188,809
Hedged Equity Income Fund ................................................. 1,632,704 686,817 2,319,521
* All or a portion are limited as a result of changes in ownership in connection with business combinations. Unused limitations during a year accumulate for future use in offsetting net capital gains.

Notes to the Financial Statements
August 31, 2025

10. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of August 31, 2025 .
Fund
Shares
Outstanding Net Assets
Net Asset
Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Moderate Duration Fund ............................. $ (311,522)
Investor Shares ................................. 100,416.500 $ 988,782 $ 9.85
Institutional Shares ............................... 535,142.024 5,267,351 9.84
A Shares ...................................... 18,576.543 182,898 9.85
Acquiring Fund
Limited Duration Fund ............................... (2,581,031)
Investor Shares ................................. 283,245.000 2,632,207 9.29
Institutional Shares ............................... 2, 979,744.996 27,677,794 9.29
A Shares ...................................... 156,493.836 1,455,279 9.30
Post Reorganization
Limited Duration Fund ............................... (2,892,553)
Investor Shares ................................. 389,647.700 3,620,988 9.29
Institutional Shares ............................... 3,546,828.387 32,945,145 9.29
A Shares ...................................... 176,162.072 1,638,177 9.30

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
U.S. Treasury Fund
Administrative Shares
Year Ended August 31, 2025 ................................ $ 1.000 $ 0.038 $ 0.038
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.037
(d)
0.037
Year Ended August 31, 2022 ................................ 1.000 0.002 0.002
Year Ended August 31, 2021 ................................ 1.000 — —
Institutional Shares
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Select Shares
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.038) $ — $ (0.038) $ 1.000 3.91% $ 1,594,310 0.66% 3.85% 0.66%
(0.050) — (0.050) 1.000 4.81% 1,558,137 0.66% 4.70% 0.66%
(0.037) — (0.037) 1.000 3.72% 1,560,349 0.67% 3.79% 0.67%
(0.002) — (0.002) 1.000 0.20% 830,908 0.25% 0.21% 0.67%
— — — 1.000 —% 882,438 0.06% —% 0.68%
(0.043) — (0.043) 1.000 4.34% 267,947 0.24% 4.25% 0.41%
(0.050) — (0.050) 1.000 5.25% 196,806 0.24% 5.12% 0.41%
(0.041) — (0.041) 1.000 4.15% 176,656 0.25% 4.34% 0.42%
(0.003) — (0.003) 1.000 0.34% 49,457 0.14% 0.35% 0.42%
— — — 1.000 —% 60,980 0.07% 0.01% 0.43%
(0.043) — (0.043) 1.000 4.43% 16,974 0.16% 4.28% 0.41%
(0.050) — (0.050) 1.000 5.33% 5,474 0.16% 5.20% 0.41%
(0.042) — (0.042) 1.000 4.23% 4,137 0.17% 4.08% 0.42%
(0.004) — (0.004) 1.000 0.37% 10,335 0.13% 0.61% 0.42%
— — — 1.000 0.01% 3,105 0.08% 0.01% 0.43%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
Government Securities Money Market Fund
Administrative Shares
Year Ended August 31, 2025 ................................ $ 1.000 $ 0.039 $ 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.038
(d)
0.038
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Institutional Shares
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Select Shares
Year Ended August 31, 2025 ................................ 1.000 0.044 0.044
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Premier Shares
Year Ended August 31, 2025 ................................ 1.000 0.039 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.039) $ — $ (0.039) $ 1.000 3.96% $ 746,248 0.68% 3.88% 0.68%
(0.047) — (0.047) 1.000 4.80% 584,235 0.69% 4.70% 0.69%
(0.038) — (0.038) 1.000 3.87% 602,861 0.58% 3.79% 0.69%
(0.003) — (0.003) 1.000 0.28% 666,206 0.22% 0.25% 0.67%
— — — 1.000 0.01% 578,785 0.07% 0.01% 0.69%
(0.043) — (0.043) 1.000 4.40% 330,860 0.26% 4.31% 0.43%
(0.051) — (0.051) 1.000 5.24% 249,785 0.27% 5.12% 0.44%
(0.041) — (0.041) 1.000 4.19% 238,179 0.27% 4.25% 0.44%
(0.004) — (0.004) 1.000 0.37% 122,080 0.12% 0.28% 0.43%
— — — 1.000 0.01% 124,349 0.08% 0.01% 0.44%
(0.044) — (0.044) 1.000 4.48% 1,552,318 0.18% 4.39% 0.43%
(0.052) — (0.052) 1.000 5.32% 1,408,658 0.19% 5.19% 0.44%
(0.042) — (0.042) 1.000 4.27% 1,224,619 0.19% 4.19% 0.44%
(0.004) — (0.004) 1.000 0.41% 1,048,440 0.10% 0.44% 0.43%
— — — 1.000 0.01% 865,637 0.07% 0.01% 0.44%
(0.039) — (0.039) 1.000 3.96% 553,151 0.68% 3.88% 0.93%
(0.047) — (0.047) 1.000 4.79% 504,680 0.69% 4.69% 0.94%
(0.041) — (0.041) 1.000 4.14% 488,779 0.33% 4.21% 0.94%
(0.004) — (0.004) 1.000 0.38% 334,389 0.12% 0.41% 0.93%
— — — 1.000 0.01% 285,447 0.07% 0.01% 0.94%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Limited Duration Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 9.29 $ 0.29 $ 0.08 $ 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.25 0.43 0.68
Year Ended August 31, 2023 ..................................... 9.00 0.24
(e)
(0.12) 0.12
Year Ended August 31, 2022 ..................................... 9.70 0.13 (0.68) (0.55)
Year Ended August 31, 2021 ..................................... 9.79 0.12 (0.07) 0.05
Institutional Shares
Year Ended August 31, 2025 ..................................... 9.28 0.32 0.07 0.39
Year Ended August 31, 2024 ..................................... 8.86 0.27 0.43 0.70
Year Ended August 31, 2023 ..................................... 8.99 0.26
(e)
(0.12) 0.14
Year Ended August 31, 2022 ..................................... 9.69 0.15 (0.68) (0.53)
Year Ended August 31, 2021 ..................................... 9.79 0.14 (0.08) 0.06
A Shares
Year Ended August 31, 2025 ..................................... 9.29 0.29 0.08 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.24 0.43 0.67
Year Ended August 31, 2023 ..................................... 9.01 0.23
(e)
(0.13) 0.10
Year Ended August 31, 2022 ..................................... 9.70 0.12 (0.66) (0.54)
Year Ended August 31, 2021 ..................................... 9.80 0.12 (0.08) 0.04
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.30) $ — $ (0.30) $ 9.36 4.01% $ 4,000 0.75% 3.11% 1.46% 6%
(0.26) — (0.26) 9.29 7.76% 3,627 0.96% 2.79% 1.22% 18%
(0.25) — (0.25) 8.87 1.33% 1,360 0.95% 2.67% 1.20% 21%
(0.15) — (0.15) 9.00 (5.72)% 2,336 0.82% 1.38% 1.08% 49%
(0.14) — (0.14) 9.70 0.52% 3,290 0.76% 1.24% 1.01% 74%
(0.32) — (0.32) 9.35 4.27% 23,228 0.50% 3.35% 1.21% 6%
(0.28) — (0.28) 9.28 8.02% 32,892 0.73% 3.03% 0.97% 18%
(0.27) — (0.27) 8.86 1.56% 30,082 0.71% 2.92% 0.95% 21%
(0.17) — (0.17) 8.99 (5.51)% 39,818 0.59% 1.58% 0.83% 49%
(0.16) — (0.16) 9.69 0.65% 77,455 0.52% 1.47% 0.76% 74%
(0.30) — (0.30) 9.36 4.01% 1,174 0.75% 3.11% 1.31% 6%
(0.25) — (0.25) 9.29 7.66% 1,640 1.05% 2.74% 1.06% 18%
(0.24) — (0.24) 8.87 1.13% 2,638 1.03% 2.61% 1.05% 21%
(0.15) — (0.15) 9.01 (5.63)% 2,643 0.84% 1.37% 0.93% 49%
(0.14) — (0.14) 9.70 0.42% 2,804 0.76% 1.22% 0.86% 74%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Bond Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 8.61 $ 0.30 $ (0.09) $ 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Institutional Shares
Year Ended August 31, 2025 ..................................... 8.59 0.32 (0.09) 0.23
Year Ended August 31, 2024 ..................................... 8.26 0.30 0.33 0.63
Year Ended August 31, 2023 ..................................... 8.62 0.25 (0.35) (0.10)
Year Ended August 31, 2022 ..................................... 9.95 0.20 (1.32) (1.12)
Year Ended August 31, 2021 ..................................... 10.10 0.19 (0.14) 0.05
A Shares
Year Ended August 31, 2025 ..................................... 8.61 0.30 (0.09) 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.30) $ — $ (0.30) $ 8.52 2.47% $ 695 0.73% 3.51% 0.98% 24%
(0.28) — (0.28) 8.61 7.53% 717 0.69% 3.36% 0.94% 36%
(0.24) — (0.24) 8.28 (1.42)% 1,009 0.72% 2.76% 0.97% 59%
(0.19) — (0.19) 8.64 (11.63)% 1,129 0.74% 1.93% 0.99% 38%
(0.18) — (0.18) 9.98 0.36% 1,435 0.72% 1.70% 0.97% 47%
(0.32) — (0.32) 8.50 2.72% 114,046 0.49% 3.75% 0.73% 24%
(0.30) — (0.30) 8.59 7.81% 122,690 0.45% 3.61% 0.70% 36%
(0.26) — (0.26) 8.26 (1.19)% 120,355 0.47% 3.02% 0.72% 59%
(0.21) — (0.21) 8.62 (11.35)% 129,062 0.49% 2.19% 0.74% 38%
(0.20) — (0.20) 9.95 0.51% 108,453 0.47% 1.95% 0.72% 47%
(0.30) — (0.30) 8.52 2.47% 44 0.73% 3.50% 0.83% 24%
(0.28) — (0.28) 8.61 7.53% 59 0.70% 3.36% 0.80% 36%
(0.24) — (0.24) 8.28 (1.42)% 55 0.72% 2.77% 0.82% 59%
(0.19) — (0.19) 8.64 (11.63)% 57 0.74% 1.93% 0.84% 38%
(0.18) — (0.18) 9.98 0.36% 67 0.72% 1.70% 0.82% 47%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Strategic Enhanced Yield Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 8.99 $ 0.38 $ (0.07) $ 0.31
Year Ended August 31, 2024 ..................................... 8.58 0.43 0.40 0.83
Year Ended August 31, 2023 ..................................... 9.19 0.36 (0.61) (0.25)
Year Ended August 31, 2022 ..................................... 10.49 0.25 (1.28) (1.03)
Year Ended August 31, 2021 ..................................... 10.82 0.18 (0.16) 0.02
Institutional Shares
Year Ended August 31, 2025 ..................................... 8.87 0.40 (0.07) 0.33
Year Ended August 31, 2024 ..................................... 8.47 0.42 0.41 0.83
Year Ended August 31, 2023 ..................................... 9.06 0.38 (0.59) (0.21)
Year Ended August 31, 2022 ..................................... 10.35 0.27 (1.27) (1.00)
Year Ended August 31, 2021 ..................................... 10.67 0.21 (0.15) 0.06
A Shares
Year Ended August 31, 2025 ..................................... 8.87 0.38 (0.07) 0.31
Year Ended August 31, 2024 ..................................... 8.47 0.41 0.40 0.81
Year Ended August 31, 2023 ..................................... 9.07 0.36 (0.60) (0.24)
Year Ended August 31, 2022 ..................................... 10.35 0.24 (1.25) (1.01)
Year Ended August 31, 2021 ..................................... 10.67 0.18 (0.15) 0.03
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.37) $ — $ (0.37) $ 8.93 3.59% $ 25 1.01% 4.37% 1.96% 112%
(0.42) — (0.42) 8.99 9.94% 25 1.01% 4.98% 3.40% 55%
(0.36) — (0.36) 8.58 (2.69)% 346 1.01% 4.11% 2.99% 159%
(0.27) — (0.27) 9.19 (9.93)% 528 1.01% 2.51% 2.07% 18%
(0.17) (0.18) (0.35) 10.49 0.22% 1,132 1.01% 1.67% 1.66% 129%
(0.39) — (0.39) 8.81 3.85% 21,031 0.76% 4.57% 1.71% 112%
(0.43) — (0.43) 8.87 10.16% 14,646 0.76% 4.94% 2.37% 55%
(0.38) — (0.38) 8.47 (2.31)% 4,514 0.76% 4.34% 2.74% 159%
(0.29) — (0.29) 9.06 (9.78)% 9,377 0.76% 2.77% 1.82% 18%
(0.20) (0.18) (0.38) 10.35 0.55% 19,579 0.76% 2.01% 1.42% 129%
(0.37) — (0.37) 8.81 3.59% 118 1.01% 4.32% 1.81% 112%
(0.41) — (0.41) 8.87 9.89% 127 1.01% 4.83% 2.82% 55%
(0.36) — (0.36) 8.47 (2.66)% 131 1.01% 4.13% 2.84% 159%
(0.27) — (0.27) 9.07 (9.91)% 159 1.01% 2.43% 1.83% 18%
(0.17) (0.18) (0.35) 10.35 0.30% 917 1.01% 1.75% 1.52% 129%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 9.99 $ 0.29 $ — $ 0.29
Year Ended August 31, 2024 ..................................... 9.97 0.29 0.04 0.33
Year Ended August 31, 2023 ..................................... 9.87 0.11 0.12 0.23
Year Ended August 31, 2022 ..................................... 9.97 (0.01) (0.09) (0.10)
Year Ended August 31, 2021 ..................................... 10.00 (0.03) — (0.03)
Institutional Shares
Year Ended August 31, 2025 ..................................... 10.04 0.30 — 0.30
Year Ended August 31, 2024 ..................................... 10.02 0.33 0.02 0.35
Year Ended August 31, 2023 ..................................... 9.92 0.15 0.11 0.26
Year Ended August 31, 2022 ..................................... 10.01 0.01 (0.08) (0.07)
Year Ended August 31, 2021 ..................................... 10.01 — — —
A Shares
Year Ended August 31, 2025 ..................................... 10.01 0.27 — 0.27
Year Ended August 31, 2024 ..................................... 9.99 0.31 0.02 0.33
Year Ended August 31, 2023 ..................................... 9.89 0.12 0.11 0.23
Year Ended August 31, 2022 ..................................... 9.98 — (0.09) (0.09)
Year Ended August 31, 2021 ..................................... 10.01 (0.03) — (0.03)
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.29) $ — $ (0.29) $ 9.99 2.94% $ 2 0.60% 2.89% 1.85% 173%
(0.31) — (0.31) 9.99 3.37% 2 0.60% 2.96% 1.44% 130%
(0.13) — (0.13) 9.97 2.37% 9 0.60% 1.15% 1.35% 96%
— — — 9.87 (0.95)% 103 0.60% (0.10)% 1.28% 96%
— — — 9.97 (0.30)% 105 0.60% (0.28)% 1.07% 130%
(0.30) — (0.30) 10.04 3.03% 12,367 0.35% 2.99% 1.73% 173%
(0.33) — (0.33) 10.04 3.58% 10,366 0.35% 3.30% 1.32% 130%
(0.16) — (0.16) 10.02 2.63% 16,354 0.35% 1.51% 1.10% 96%
(0.02) — (0.02) 9.92 (0.74)% 26,566 0.35% 0.14% 1.03% 96%
— — — 10.01 0.01% 32,512 0.35% (0.04)% 0.82% 130%
(0.27) — (0.27) 10.01 2.77% 18 0.60% 2.74% 1.83% 173%
(0.31) — (0.31) 10.01 3.33% 17 0.60% 3.09% 1.43% 130%
(0.13) — (0.13) 9.99 2.37% 17 0.60% 1.17% 1.20% 96%
— — — 9.89 (0.85)% 44 0.60% (0.04)% 1.16% 96%
— — — 9.98 (0.30)% 17 0.60% (0.28)% 0.92% 130%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
World Energy Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 13.79 $ 0.16 $ 3.03 $ 3.19
Year Ended August 31, 2024 ..................................... 13.55 0.27 0.23 0.50
Year Ended August 31, 2023 ..................................... 12.52 0.28
(e)
1.02 1.30
Year Ended August 31, 2022 ..................................... 8.89 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.16 0.13 2.71 2.84
Institutional Shares
Year Ended August 31, 2025 ..................................... 13.80 0.22 3.01 3.23
Year Ended August 31, 2024 ..................................... 13.56 0.30 0.23 0.53
Year Ended August 31, 2023 ..................................... 12.53 0.31
(e)
1.03 1.34
Year Ended August 31, 2022 ..................................... 8.89 0.23
(e)
3.63 3.86
Year Ended August 31, 2021 ..................................... 6.16 0.14 2.72 2.86
A Shares
Year Ended August 31, 2025 ..................................... 13.75 0.17 3.02 3.19
Year Ended August 31, 2024 ..................................... 13.52 0.27 0.22 0.49
Year Ended August 31, 2023 ..................................... 12.49 0.28
(e)
1.03 1.31
Year Ended August 31, 2022 ..................................... 8.86 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.15 0.13 2.70 2.83
C Shares
Year Ended August 31, 2025 ..................................... 13.60 0.10 2.93 3.03
Year Ended August 31, 2024 ..................................... 13.39 0.18 0.20 0.38
Year Ended August 31, 2023 ..................................... 12.37 0.19
(e)
1.01 1.20
Year Ended August 31, 2022 ..................................... 8.78 0.13
(e)
3.57 3.70
Year Ended August 31, 2021 ..................................... 6.10 0.08 2.67 2.75
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.11) $ — $ (0.11) $ 16.87 23.26% $ 20,433 1.15% 1.25% 1.43% 175%
(0.26) — (0.26) 13.79 3.67% 17,169 1.15% 1.94% 1.43% 161%
(0.27) — (0.27) 13.55 10.72% 19,478 1.15% 2.31% 1.46% 166%
(0.19) — (0.19) 12.52 43.38% 25,003 1.15% 1.99% 1.57% 192%
(0.11) — (0.11) 8.89 46.49% 6,895 1.15% 1.69% 1.96% 174%
(0.16) — (0.16) 16.87 23.57% 108,570 0.90% 1.53% 1.18% 175%
(0.29) — (0.29) 13.80 3.92% 70,221 0.90% 2.26% 1.18% 161%
(0.31) — (0.31) 13.56 11.02% 56,537 0.90% 2.49% 1.21% 166%
(0.22) — (0.22) 12.53 43.81% 37,866 0.90% 2.16% 1.34% 192%
(0.13) — (0.13) 8.89 46.78% 15,641 0.90% 1.88% 1.69% 174%
(0.12) — (0.12) 16.82 23.31% 6,438 1.15% 1.31% 1.28% 175%
(0.26) — (0.26) 13.75 3.61% 2,894 1.15% 1.98% 1.28% 161%
(0.28) — (0.28) 13.52 10.77% 2,826 1.15% 2.23% 1.31% 166%
(0.19) — (0.19) 12.49 43.54% 3,170 1.15% 1.88% 1.47% 192%
(0.12) — (0.12) 8.86 46.33% 2,216 1.15% 1.54% 1.83% 174%
(0.04) — (0.04) 16.59 22.36% 8,132 1.90% 0.48% 2.18% 175%
(0.17) — (0.17) 13.60 2.82% 7,603 1.90% 1.28% 2.18% 161%
(0.18) — (0.18) 13.39 9.93% 6,110 1.90% 1.55% 2.21% 166%
(0.11) — (0.11) 12.37 42.42% 4,713 1.90% 1.13% 2.35% 192%
(0.07) — (0.07) 8.78 45.25% 3,101 1.90% 0.94% 2.74% 174%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Hedged Equity Income Fund
Investor Shares
Year Ended August 31, 2025 ..................................... $ 11.27 $ 0.12 $ 1.53 $ 1.65
Year Ended August 31, 2024 ..................................... 10.35 0.15 0.93 1.08
Year Ended August 31, 2023 ..................................... 9.93 0.23 0.42 0.65
Year Ended August 31, 2022 ..................................... 10.81 0.19 (0.88) (0.69)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
Institutional Shares
Year Ended August 31, 2025 ..................................... 11.26 0.11 1.58 1.69
Year Ended August 31, 2024 ..................................... 10.35 0.17 0.93 1.10
Year Ended August 31, 2023 ..................................... 9.93 0.25 0.42 0.67
Year Ended August 31, 2022 ..................................... 10.82 0.23 (0.91) (0.68)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.15 0.75 0.90
A Shares
Year Ended August 31, 2025 ..................................... 11.25 0.08 1.58 1.66
Year Ended August 31, 2024 ..................................... 10.35 0.14 0.92 1.06
Year Ended August 31, 2023 ..................................... 9.91 0.23 0.43 0.66
Year Ended August 31, 2022 ..................................... 10.80 0.20 (0.90) (0.70)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f) Commencement of operations.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.07) $ — $ (0.07) $ 12.85 14.71% $ 1,650 1.35% 0.98% 2.01% 18%
(0.16) — (0.16) 11.27 10.55% 85 1.35% 1.42% 1.81% 44%
(0.23) — (0.23) 10.35 6.61% 164 1.35% 2.24% 1.79% 30%
(0.19) — (0.19) 9.93 (6.47)% 309 1.35% 1.86% 1.98% 18%
(0.07) — (0.07) 10.81 8.79% 1,438 1.35% 1.90% 2.26% 23%
(0.12) — (0.12) 12.83 15.00% 26,402 1.10% 0.94% 1.76% 18%
(0.19) — (0.19) 11.26 10.83% 26,901 1.10% 1.60% 1.56% 44%
(0.25) — (0.25) 10.35 6.92% 31,802 1.10% 2.47% 1.54% 30%
(0.21) — (0.21) 9.93 (6.31)% 33,178 1.10% 2.21% 1.69% 18%
(0.08) — (0.08) 10.82 9.04% 23,042 1.10% 2.14% 2.01% 23%
(0.07) — (0.07) 12.84 14.81% 970 1.35% 0.66% 1.86% 18%
(0.16) — (0.16) 11.25 10.36% 1,181 1.35% 1.31% 1.65% 44%
(0.22) — (0.22) 10.35 6.71% 916 1.35% 2.24% 1.64% 30%
(0.19) — (0.19) 9.91 (6.51)% 1,785 1.35% 1.94% 1.75% 18%
(0.08) — (0.08) 10.80 8.77% 1,709 1.35% 1.88% 2.11% 23%

Report of Independent Registered Public Accounting Firm
August 31, 2025

To the Shareholders and Board of Trustees of
Cavanal Hill Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Cavanal Hill Funds listed in the Appendix (collectively, the Funds), including the schedules of portfolio investments, as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.
Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Cavanal Hill Funds investment companies since 1990.
Columbus, Ohio
October 27, 2025

Appendix

Fund Financial Statement Period
U.S. Treasury Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Government Securities Money Market Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Limited Duration Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Bond Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Strategic Enhanced Yield Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Ultra Short Tax-Free Income Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
World Energy Fund
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Five years ended August 31, 2025.
Hedged Equity Income Fund
(formerly Hedged Income Fund)
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Year ended August 31, 2025.
Two years ended August 31, 2025.
Four years ended August 31, 2025 and for the period December 28, 2020
(commencement of operations) through August 31, 2021.

Additional Fund Information (Unaudited)
August 31, 2025
Notification of Sources of Distributions Pursuant to Rule 19a-1 under the investment Company Act of 1940:
As noted in the table below, during the fiscal year ending August 31, 2025, certain Funds made distributions to shareholders from net income in excess of that which was earned for book purposes (capital sources).* Distributions are not anticipated to exceed earnings for U.S. income tax purposes. As of August 31, 2025, the sources of these distributions were as follows (amounts represent dollars per share):
*Capital gains and losses from periodic repayment of bond principal are recognized as income for book purposes but, for U.S. income tax purposes, are distributed to shareholders from net capital gains. Final 2025 tax information for the Funds will be mailed to shareholders next year by January 31, 2026. Accordingly, shareholders should not use the information provided in this notice for tax reporting purposes.
Other Federal Income Tax Information:
For the year ended August 31, 2025, a portion of the ordinary income distributions paid by the Funds may be qualified dividend income. The Funds intend to designate the maximum amount allowable. Complete information will be reported in conjunction with the 2025 Form 1099-DIV.
For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2025, qualify for the corporate dividends received deduction for the following Funds:
The Ultra Short Tax-Free Income Fund designated $358,439 of its income distributions as tax-exempt distributions for the year ended August 31, 2025.
For the year ended August 31, 2025, certain Funds designate the maximum amount allowable but not less than the following amounts as interest-related dividends in accordance with Section 871(k)(1) and 881(e) of the Internal Revenue Code:
Fund Net Income Capital Sources
Total
Distributions
Bond Fund – Investor Shares ................................................... 0.29707 0.00009 0.29716
Bond Fund – Institutional Shares ................................................ 0.31726 0.00009 0.31735
Bond Fund – Class A ........................................................ 0.29713 0.00009 0.29722
Fund Percentage
World Energy Fund ....................................................................................... 99.78%
Fund Amount
U.S. Treasury Fund ....................................................................................... $ 70,373,157
Government Securities Money Market Fund ...................................................................... 125,344,833
Limited Duration Fund ..................................................................................... 1,053,810
Bond Fund ............................................................................................. 4,181,951
Strategic Enhanced Yield Fund ............................................................................... 692,965
Ultra Short Tax-Free Income Fund ............................................................................. 10,265
World Energy Fund ....................................................................................... 120,527
Hedged Equity Income Fund ................................................................................. 9, 5 6 8

Additional Fund Information (Unaudited)
August 31, 2025
Continued
Continued
REVIEW AND APPROVAL OF THE FUNDS’ ADVISORY AGREEMENT
The Trust’s investment advisory agreement (the “Advisory Agreement”) with Cavanal Hill Investment Management, Inc. (the “Adviser”) was formally considered and approved by the Board of Trustees at a meeting held on July 24, 2025. The Trustees reviewed extensive material throughout the year in connection with their consideration of the Advisory Agreement. In connection with such approval, the Trustees, reviewed data produced by an independent provider of mutual fund data (as assembled by the
Funds’ sub-administrator) which provided comparisons to industry averages for comparable funds for advisory fees and total fund expenses. The information provided to the Trustees at the meeting also included a report from an independent evaluator of brokerage practices and best execution. The Board was assisted in its review by independent legal counsel, as well as Counsel to the Funds, which provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by the Adviser, which included a fund-by-fund analysis of performance and profitability. The Board also deliberated outside the presence of management and the Adviser.
In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Investment Advisory Agreement should be amended and continued, and no factor alone was considered determinative. The Trustees, including a majority of independent Trustees, determined that the overall arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.
The matters addressed below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The
Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Adviser’s senior management and portfolio managers presented information to the Trustees at Board meetings and discussed the Funds’ performance and the Funds’ investment objectives, strategies and outlook. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees also considered the Adviser’s research and portfolio management capabilities, oversight of day-to-day Fund operations, including fund accounting and administration, shareholder communications, regulatory and other reporting, and assistance in meeting legal and regulatory requirements. Materials provided throughout the year covered matters such as compliance of portfolio managers and other management personnel with the code of ethics and the adherence to fair pricing procedures. Consideration was given to the overall performance of the Adviser in light of the economy. The Trustees concluded that the nature, extent, and quality of services under the Advisory Agreement were appropriate and consistent with industry norms.
Investment Performance
Investment performance reports and related financial information for the Funds were discussed throughout the year and were presented in association with the renewal.
The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s peer group as reported by Lipper. One, three, five and ten-year performance data was presented. The Trustees discussed with the Adviser the performance goals and the actual results achieved in managing the Funds as well as the effect of market conditions on the Funds.
The Cavanal Hill Government Securities Money Market Fund ended the period at $3,068,826,177.61, up 10.6% from the prior year while the Cavanal Hill U.S. Treasury
Fund ended at $1,705,443,473.99, an increase of 2.2%. Lipper peer group rankings for the Cavanal Hill Government Securities Money Market Fund were as follows:
Administrative Class, 67; Institutional Class, 42; Premier Class, 88; Select Class, 15. Lipper peer group rankings for the Cavanal Hill U.S. Treasury Fund were as follows:
Administrative Class, 85; Institutional Class, 55; Select Class, 35.
The Limited Duration Fund Institutional share class was in the 40th percentile in its Morningstar peer group for the one year period. The Fund's allocation to credit sectors was a positive driver for the Fund. The overweighting of ABS was particularly helpful. Many of the more esoteric ABS held in the Fund posted strong returns.
The Bond Fund Institutional share class was in the 54th percentile in its Morningstar peer group for the one-year period. An overweight to asset-backed securities, as well as to taxable municipals, was beneficial to the Fund as credit was strong. However, the shorter duration of the credit exposure was a detractor from performance, as was the long dated nature of the Treasury positions.
As of May 31, 2025, the Strategic Enhanced Yield Fund Institutional share class achieved a one-year return of 5.71%, outperforming its benchmark return of 5.61% by
10bps. At the beginning of 2025, we lengthened portfolio duration using Treasury exposure to maintain neutrality relative to the index. Strong credit performance in the latter half of 2024 prompted us to de-risk and await greater clarity amid policy uncertainty. In that context, we reduced credit exposure in favor of agency mortgage-backed securities (MBS), which offered notably higher yields compared to U.S. investment-grade corporate bonds. We remain overweight in short-duration emerging market debt and U.S. high-yield issuers, which continue to serve as our primary sources of yield enhancement.
The Ultra Short Tax-Free Income Fund Institutional share class was in the 88th percentile in its Lipper peer group for the year. The Fund’s underperformance was due to the short duration; the investment mix of variable rate demand notes (VRDNs) and fixed rate paper negatively impacted performance, as rates in the short end of the muni market ended the period lower than where they began.
As of May 31, 2025, the Institutional share class of the World Energy Fund had a Morningstar percentile ranking of 7th for the one-year period. Over a longer time horizon, the Fund ranks #1 for the ten-year period in Morningstar as of May 31, 2025. In addition, though Lipper does not have an Energy category, we are categorized in the Global
Natural Resources category. In 2025, the Fund won the 2025 3-year and 5-year LSEG Lipper Fund Awards for the Global Natural Resources category. As of May 31, 2025, the Fund was a 5-star Morningstar fund.
Hedged Equity Income Fund performance is equally reflective of both Lavaca Capital and Cavanal Hill Investment Management. The Institutional Share Class one-year return as of May 31, 2025, was 8.11%, which outperformed the Morningstar Equity Hedged peer group by 66 basis points. The Fund's investment objective is to provide current income with the potential for long term capital appreciation with less volatility than the broad equity market. Per Morningstar, the Fund's Institutional share class

Additional Fund Information (Unaudited)
August 31, 2025
Concluded
generated a 0.91% dividend yield net of 1.10% fees during the period. Additionally, the Fund's 360-day volatility as of May 31, 2025, was 12.8% at period end compared with 17.8% for the S&P 500 Index.
Cost of Services and Profits Realized by Cavanal Hill Investment Management, Inc. and its Affiliates
The Trustees also considered peer group comparable information with respect to the investment advisory fees charged by the Adviser to each of the Funds. Information on voluntary fee waivers was presented and considered. The Trustees reviewed administration, custody and distributor fees received, respectively, by the Adviser and its affiliates, BOKF, NA and Cavanal Hill Distributors, Inc. and the selling agreement fees earned by BOKF, NA and BOK Financial Securities, Inc. The Trustees also considered the fallout benefits to the Adviser of soft dollars based on presentations to the Board. The Trustees also reviewed profitability information provided by the Adviser with respect to investment advisory, administration, distribution and custody services to each Fund. The Trustees recognized that the data presented was not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.
Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Funds, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In reviewing and discussing such analysis, management discussed with the Trustees its belief that costs incurred in establishing and maintaining the infrastructure necessary to support mutual fund operations conducted by the Adviser affect the expenses allocated to the Funds in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The
Trustees also took into account the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, SEC and other regulatory requirements.
The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. However, the Lipper peer group report reflected that investment advisory fees charged by the Adviser were generally in line with median fees. The investment advisory fees, net of waivers and expenses, with respect to the Funds, were equal to or below the median for all fund classes. The
Trustees analyzed the fees paid to the Adviser in light of performance and the services provided, and in light of profitability to the Adviser. Based on their review, the Trustees concluded that the fees paid to, and the profitability of, Cavanal Hill Investment Management, Inc. under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
Economies of Scale
Finally, the Trustees considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The
Trustees concluded that the Funds had not yet attained sufficient size to realize material economies of scale. The Trustees further concluded that current asset levels of the
Funds did not warrant formal contractual breakpoints. The Trustees determined that their review of potential economies of scale supported their decision to approve the
Advisory Agreement.

Ann-08/25

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cavanal Hill Funds

By (Signature and Title)   /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date  October 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date  October 27, 2025

By (Signature and Title) /s/ Jerica Newbill
                                                Jerica Newbill, Treasurer (Principal Financial Officer)

Date  October 27, 2025